Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.2%
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.365%		250,000	247,382
United States 2.5%
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%		1,000,000	984,050
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%		454,262	457,089
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	1.741%		500,000	487,840
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%		700,000	698,514
Total				2,627,493
Total Asset-Backed Securities — Non-Agency (Cost $2,900,266)				2,874,875

Commercial Mortgage-Backed Securities - Non-Agency(c) 3.8%

United Kingdom 0.5%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	283,948	483,949
United States 3.3%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.853%		500,000	462,020
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%		500,000	485,122
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.469%		300,000	276,843
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	510,346
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		260,000	163,868
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%		300,000	214,783
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	537,799
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%		500,000	514,149
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	96,351
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%		200,000	205,903
Total				3,467,184
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,160,323)				3,951,133

Corporate Bonds & Notes(c) 56.7%

Australia 1.2%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	381,027
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	250,000	329,346
Ausgrid Finance Pty Ltd.(a)
07/30/2025	1.250%	EUR	470,000	576,161
Total				1,286,534
Belgium 0.2%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	225,492
Bermuda 1.0%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	551,530
05/15/2048	5.300%		345,000	436,852
Total				988,382
Brazil 0.3%
Braskem America Finance Co.(a)
07/22/2041	7.125%		200,000	211,500
Vale Overseas Ltd.
07/08/2030	3.750%		125,000	128,543
Total				340,043
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		24,000	25,604
01/15/2028	3.875%		16,000	16,282
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%		4,000	4,139
04/15/2025	6.125%		45,000	46,062
11/01/2025	5.500%		37,000	37,951
01/15/2028	7.000%		6,000	6,363
01/30/2028	5.000%		19,000	18,450
02/15/2029	6.250%		36,000	37,053
01/30/2030	5.250%		20,000	19,660
Bombardier, Inc.(a)
10/15/2022	6.000%		5,000	4,647
12/01/2024	7.500%		18,000	13,827
03/15/2025	7.500%		14,000	10,497
04/15/2027	7.875%		23,000	17,038
Canadian Natural Resources Ltd.
06/01/2047	4.950%		25,000	28,002
Cenovus Energy, Inc.
07/15/2025	5.375%		15,000	14,483
04/15/2027	4.250%		15,000	13,630
06/15/2047	5.400%		16,000	13,527
Clarios Global LP(a)
05/15/2025	6.750%		12,000	12,641
GFL Environmental, Inc.(a)
06/01/2025	4.250%		15,000	15,175
08/01/2025	3.750%		30,000	30,161
12/15/2026	5.125%		17,000	17,549
05/01/2027	8.500%		33,000	35,920
Hudbay Minerals, Inc.(a)
01/15/2023	7.250%		23,000	23,444
01/15/2025	7.625%		92,000	93,814
04/01/2029	6.125%		37,000	36,618
Hulk Finance Corp.(a)
06/01/2026	7.000%		16,000	16,861
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%		42,000	43,457
Primo Water Corp.(a)
07/01/2024	5.500%	EUR	100,000	119,067
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%		25,000	25,758
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		41,000	37,956
Total				835,636
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%		50,776	28,738
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 0.4%
JD.com, Inc.
01/14/2030	3.375%		200,000	216,643
Tencent Holdings Ltd.(a)
06/03/2050	3.240%		200,000	202,307
Total				418,950
France 1.1%
Altice France SA(a)
02/01/2027	8.125%		28,000	30,506
01/15/2028	5.500%		41,000	41,450
Auchan Holding SA(a)
07/23/2027	3.250%	EUR	100,000	125,435
Banijay Group SAS(a)
03/01/2026	6.500%	EUR	100,000	113,195
Credit Mutuel Arkea SA(a)
01/17/2025	1.375%	EUR	500,000	619,387
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	115,205
Louvre Bidco SAS(a)
09/30/2024	4.250%	EUR	100,000	111,597
SPCM SA(a)
09/15/2025	4.875%		29,000	30,013
Total				1,186,788
Germany 1.6%
ADLER Real Estate AG(a)
02/06/2024	2.125%	EUR	100,000	112,833
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	113,141
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	412,731
Grand City Properties SA(a)
08/03/2026	1.375%	EUR	500,000	612,420
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%		12,000	12,213
05/15/2029	6.375%		15,000	16,024
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	100,000	119,508
Vier Gas Transport GmbH(a)
09/10/2034	0.500%	EUR	100,000	115,778
WEPA Hygieneprodukte GmbH(a),(b)
3-month EURIBOR + 2.875% Floor 2.875% 12/15/2026	2.875%	EUR	100,000	114,643
Total				1,629,291

2	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India 0.7%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	399,627
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	265,980
Total				665,607
Ireland 1.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%		13,000	13,497
08/15/2027	5.250%		58,000	59,146
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	116,975
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%		27,000	28,217
Endo Finance LLC/Finco, Inc.(a)
10/15/2024	5.875%		29,000	28,929
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		745,000	785,853
Total				1,032,617
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC(f)
10/01/2030	3.750%		200,000	204,349
Playtech PLC(a)
10/12/2023	3.750%	EUR	100,000	116,857
Total				321,206
Italy 0.8%
Assicurazioni Generali SpA(a),(g)
Subordinated
06/08/2048	5.000%	EUR	380,000	513,227
Autostrade per l’Italia SpA(a)
09/26/2029	1.875%	EUR	200,000	218,130
Enel SpA(a),(g)
05/24/2080	3.500%	EUR	100,000	124,279
Telecom Italia Capital SA
09/30/2034	6.000%		14,000	16,240
Total				871,876
Jersey 0.4%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	100,000	107,951
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	100,264
Heathrow Funding Ltd.(a)
03/14/2034	1.875%	EUR	100,000	109,216
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
LHC3 PLC(a),(e)
08/15/2024	4.125%	EUR	100,000	117,833
Total				435,264
Liberia 0.0%
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%		20,000	23,183
Luxembourg 0.6%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	112,317
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	124,637
02/15/2028	6.000%		76,000	72,343
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		69,000	66,634
Garfunkelux Holdco 3 SA(a)
08/01/2022	7.500%	EUR	100,000	108,480
INEOS Group Holdings SA(a)
08/01/2024	5.625%		27,000	27,289
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	120,584
Total				632,284
Mauritius 0.4%
Network i2i Ltd.(a),(g)
12/31/2049	5.650%		450,000	448,553
Mexico 0.4%
Cemex SAB de CV(a)
04/16/2026	7.750%		400,000	420,810
Netherlands 2.4%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%		4,000	4,128
05/15/2028	6.125%		21,000	22,122
Alpha 2 BV(a),(e)
06/01/2023	8.750%		37,000	37,258
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%		40,000	40,456
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	186,121
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	30,726
Constellium NV(a)
03/01/2025	6.625%		29,000	29,697
02/15/2026	5.875%		80,000	82,110
Constellium SE(a)
06/15/2028	5.625%		15,000	15,309

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	119,603
Innogy Finance BV(a)
06/03/2030	6.250%	GBP	315,000	572,852
LKQ European Holdings BV(a)
04/01/2026	3.625%	EUR	100,000	118,608
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%		30,000	32,832
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	117,831
Q-Park Holding I BV(a)
03/01/2025	1.500%	EUR	100,000	106,849
RELX Finance BV(a)
03/10/2028	0.500%	EUR	300,000	352,787
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%		66,000	70,060
Telefonica Europe BV(a),(g)
12/31/2049	3.875%	EUR	100,000	119,948
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		25,000	25,884
08/15/2027	8.500%		23,000	24,809
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	118,448
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	158,103
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		12,000	12,138
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		35,000	36,224
Ziggo BV(a)
01/15/2027	5.500%		103,000	107,617
Total				2,542,520
Norway 0.4%
DNB Bank ASA(a)
04/09/2024	0.250%	EUR	300,000	356,172
Spain 0.4%
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	116,745
NorteGas Energia Distribucion SAU(a)
09/28/2027	2.065%	EUR	235,000	297,978
Total				414,723
Sweden 1.0%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	464,677
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Akelius Residential Property AB(a),(g)
10/05/2078	3.875%	EUR	100,000	120,756
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	441,340
Total				1,026,773
United Kingdom 6.8%
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	305,000	394,609
BP Capital Markets PLC(a)
11/08/2027	0.831%	EUR	250,000	299,931
British Telecommunications PLC(a)
06/23/2027	1.500%	EUR	440,000	538,035
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	294,738
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	394,365
DS Smith PLC(a)
09/12/2026	0.875%	EUR	470,000	550,043
G4S International Finance PLC(a)
05/24/2025	1.875%	EUR	280,000	330,061
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	367,536
HBOS PLC(g)
Subordinated
03/18/2030	4.500%	EUR	255,000	329,849
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	561,844
International Game Technology PLC(a)
07/15/2024	3.500%	EUR	100,000	115,697
01/15/2029	5.250%		4,000	4,052
NGG Finance PLC(a),(g)
09/05/2082	2.125%	EUR	250,000	287,278
Rolls-Royce PLC(a)
05/09/2024	0.875%	EUR	285,000	290,190
Royal Bank of Scotland Group PLC(a),(g)
03/02/2026	1.750%	EUR	335,000	406,076
Sky PLC(a)
09/16/2024	3.750%		1,125,000	1,254,151
Virgin Media Finance PLC(a)
07/15/2030	5.000%		35,000	34,929
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%		31,000	32,253
04/15/2027	5.000%	GBP	100,000	135,457
05/15/2029	5.500%		33,000	35,406
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%		29,000	29,527

4	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vodafone Group PLC(a),(g)
10/03/2078	4.200%	EUR	100,000	128,355
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	291,352
Total				7,105,734
United States 34.3%
AbbVie, Inc.(a)
06/15/2044	4.850%		70,000	86,441
11/21/2049	4.250%		175,000	206,992
Acadia Healthcare Co., Inc.
02/15/2023	5.625%		4,000	4,025
03/01/2024	6.500%		32,000	32,822
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		6,000	6,175
Acadia Healthcare Co., Inc.(a),(f)
04/15/2029	5.000%		9,000	9,135
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%		12,000	12,159
AES Corp. (The)
05/15/2026	6.000%		28,000	29,422
09/01/2027	5.125%		15,000	15,972
AG Issuer LLC(a)
03/01/2028	6.250%		10,000	9,966
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%		17,000	18,707
02/15/2028	5.875%		19,000	20,287
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%		31,000	31,709
02/15/2030	4.875%		71,000	74,244
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%		49,000	51,374
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%		35,000	36,292
01/15/2028	4.000%		64,000	64,898
Amgen, Inc.
02/21/2050	3.375%		110,000	118,718
Angus Chemical Co.(a)
02/15/2023	8.750%		61,000	61,570
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		805,000	991,270
Apache Corp.
11/15/2025	4.625%		15,000	14,296
11/15/2027	4.875%		19,000	17,967
02/01/2042	5.250%		16,000	14,309
04/15/2043	4.750%		8,000	7,108
01/15/2044	4.250%		11,000	9,347
Apergy Corp.
05/01/2026	6.375%		23,000	22,044
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Appalachian Power Co.
05/15/2044	4.400%		800,000	958,768
APX Group, Inc.
12/01/2022	7.875%		45,000	45,111
09/01/2023	7.625%		47,000	47,566
11/01/2024	8.500%		53,000	56,085
Aramark International Finance Sarl(a)
04/01/2025	3.125%	EUR	100,000	112,169
Aramark Services, Inc.(a)
05/01/2025	6.375%		11,000	11,442
02/01/2028	5.000%		16,000	16,114
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		26,000	24,500
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%		8,000	8,030
03/01/2030	4.750%		3,000	3,011
Ascend Learning LLC(a)
08/01/2025	6.875%		25,000	25,549
08/01/2025	6.875%		24,000	24,682
ASGN, Inc.(a)
05/15/2028	4.625%		31,000	31,158
AT&T, Inc.
05/19/2032	2.050%	EUR	100,000	127,433
06/15/2045	4.350%		181,000	203,685
AT&T, Inc.(a)
09/15/2055	3.550%		588,000	569,307
Avantor Funding, Inc.(a)
07/15/2028	4.625%		35,000	36,284
Avantor, Inc.(a)
10/01/2024	4.750%	EUR	100,000	121,416
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		14,000	14,417
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%		8,000	8,453
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%		35,000	38,493
01/31/2027	8.500%		98,000	107,680
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%		37,000	36,104
11/15/2026	4.500%		21,000	21,626
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	455,031
06/06/2027	3.700%		333,000	377,460
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		22,000	23,169
Berry Global, Inc.
10/15/2022	6.000%		13,000	13,011
07/15/2023	5.125%		28,000	28,419

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Black Knight InfoServ LLC(a)
09/01/2028	3.625%		30,000	30,339
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		16,000	16,403
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%		9,000	9,613
03/01/2026	9.125%		6,000	6,353
Boyd Gaming Corp.(a)
06/01/2025	8.625%		10,000	10,962
Boyd Gaming Corp.
04/01/2026	6.375%		18,000	18,715
12/01/2027	4.750%		22,000	21,564
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%		150,000	166,146
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%		5,000	5,264
BWAY Holding Co.(a)
04/15/2024	5.500%		44,000	44,155
BWX Technologies, Inc.(a)
06/30/2028	4.125%		25,000	25,709
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%		9,000	9,153
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%		38,000	36,720
Callon Petroleum Co.
10/01/2024	6.125%		14,000	4,028
07/01/2026	6.375%		95,000	23,213
Calpine Corp.(a)
06/01/2026	5.250%		22,000	22,840
02/15/2028	4.500%		31,000	31,773
03/15/2028	5.125%		39,000	40,346
02/01/2029	4.625%		5,000	5,000
02/01/2031	5.000%		6,000	6,114
Camelot Finance SA(a)
11/01/2026	4.500%		21,000	21,506
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%		4,000	1,296
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%		26,000	26,581
07/15/2027	5.000%		8,000	8,363
03/01/2028	2.375%	EUR	100,000	112,746
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%		49,000	50,944
05/01/2027	5.125%		55,000	57,868
03/01/2030	4.750%		111,000	117,509
08/15/2030	4.500%		36,000	37,796
02/01/2031	4.250%		75,000	77,520
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		20,000	21,123
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.
06/01/2027	4.875%	21,000	22,081
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	27,000	27,684
Centene Corp.(a)
08/15/2026	5.375%	34,000	36,058
Centene Corp.
12/15/2029	4.625%	72,000	77,604
02/15/2030	3.375%	44,000	45,573
Centene Corp.(f)
10/15/2030	3.000%	54,000	55,051
CenturyLink, Inc.
03/15/2022	5.800%	78,000	80,478
04/01/2025	5.625%	73,000	78,091
CenturyLink, Inc.(a)
12/15/2026	5.125%	26,000	26,632
02/15/2027	4.000%	16,000	16,240
CF Industries, Inc.
03/15/2034	5.150%	12,000	14,158
CFX Escrow Corp.(a)
02/15/2024	6.000%	9,000	9,352
02/15/2026	6.375%	11,000	11,679
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	65,000	65,909
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	14,000	14,761
05/01/2028	4.250%	10,000	10,472
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	165,000	195,618
03/01/2050	4.800%	305,000	345,136
Chemours Co. (The)
05/15/2023	6.625%	24,000	24,314
05/15/2027	5.375%	8,000	7,943
Cheniere Energy Partners LP
10/01/2026	5.625%	39,000	40,566
10/01/2029	4.500%	8,000	8,201
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	35,000	35,951
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	36,000	35,182
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	33,000	31,922
Cinemark USA, Inc.(a)
05/01/2025	8.750%	26,000	27,497
Citigroup, Inc.(g)
06/03/2031	2.572%	225,000	236,290

6	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	40,000	38,788
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	45,000	43,154
Clearway Energy Operating LLC
10/15/2025	5.750%	65,000	68,401
09/15/2026	5.000%	31,000	32,152
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	21,000	21,757
CMS Energy Corp.
11/15/2025	3.600%	682,000	758,273
CNX Resources Corp.(a)
03/14/2027	7.250%	56,000	57,120
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	11,000	11,333
07/01/2025	6.250%	44,000	45,977
07/01/2027	8.125%	35,000	37,053
CommScope Technologies LLC(a)
06/15/2025	6.000%	32,000	32,427
Comstock Resources, Inc.
08/15/2026	9.750%	8,000	8,209
08/15/2026	9.750%	7,000	7,175
Core & Main LP(a)
08/15/2025	6.125%	63,000	63,850
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	73,000	68,910
CSC Holdings LLC(a)
02/01/2028	5.375%	66,000	69,963
02/01/2029	6.500%	128,000	142,436
01/15/2030	5.750%	23,000	24,425
12/01/2030	4.625%	41,000	41,269
CSX Corp.
11/01/2046	3.800%	205,000	238,448
CVS Health Corp.
03/25/2048	5.050%	465,000	592,778
DCP Midstream Operating LP
05/15/2029	5.125%	28,000	27,593
04/01/2044	5.600%	53,000	48,374
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	29,177
Delta Air Lines, Inc.
01/15/2026	7.375%	29,000	30,377
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	25,000	25,632
10/20/2028	4.750%	45,000	46,680
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	25,000	17,689
08/15/2027	6.625%	22,000	11,446
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Discovery Communications LLC
05/15/2049	5.300%		20,000	24,312
DISH DBS Corp.
03/15/2023	5.000%		35,000	35,585
11/15/2024	5.875%		25,000	25,635
07/01/2026	7.750%		88,000	96,784
DISH DBS Corp.(a)
07/01/2028	7.375%		35,000	35,984
DTE Energy Co.
06/01/2024	3.500%		750,000	812,734
10/01/2026	2.850%		490,000	530,765
Duke Energy Corp.
09/01/2046	3.750%		345,000	393,035
Element Solutions, Inc.(a)
09/01/2028	3.875%		45,000	44,192
Emera U.S. Finance LP
06/15/2046	4.750%		620,000	748,404
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%		7,000	7,001
Encompass Health Corp.
02/01/2028	4.500%		13,000	13,072
Encompass Health Corp.(f)
04/01/2031	4.625%		5,000	5,000
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%		11,000	11,300
01/30/2028	5.750%		34,000	34,241
Energizer Holdings, Inc.(a)
07/15/2026	6.375%		36,000	38,690
01/15/2027	7.750%		29,000	31,681
03/31/2029	4.375%		17,000	17,159
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%		10,000	10,004
Enterprise Products Operating LLC
01/31/2060	3.950%		120,000	119,258
EQM Midstream Partners LP(a)
07/01/2025	6.000%		23,000	23,720
07/01/2027	6.500%		21,000	22,250
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%		170,000	195,312
Expedia Group, Inc.(a)
05/01/2025	6.250%		5,000	5,507
05/01/2025	7.000%		3,000	3,234
FedEx Corp.
04/01/2046	4.550%		350,000	422,876
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	338,157
Fiserv, Inc.
07/01/2027	1.125%	EUR	200,000	243,430

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,332,449
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		31,000	31,518
Ford Motor Co.
04/21/2023	8.500%		11,000	11,991
04/22/2025	9.000%		11,000	12,606
04/22/2030	9.625%		4,000	5,167
Ford Motor Credit Co. LLC
01/07/2022	5.596%		62,000	63,550
09/08/2024	3.664%		91,000	89,087
11/25/2025	2.330%	EUR	100,000	109,331
08/17/2027	4.125%		107,000	104,043
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	38,576
08/01/2030	4.625%		35,000	36,814
03/15/2043	5.450%		99,000	109,826
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		44,000	43,310
03/01/2028	6.125%		62,000	63,982
Frontdoor, Inc.(a)
08/15/2026	6.750%		12,000	12,817
Gartner, Inc.(a)
07/01/2028	4.500%		28,000	29,412
10/01/2030	3.750%		29,000	29,370
Gates Global LLC/Co.(a)
01/15/2026	6.250%		53,000	54,519
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%		4,000	3,431
02/01/2028	7.750%		18,000	15,630
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%		33,000	34,939
Georgia Power Co.
03/15/2042	4.300%		75,000	89,427
01/30/2050	3.700%		50,000	56,429
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%		150,000	158,329
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%		10,000	9,810
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	367,812
H&E Equipment Services, Inc.
09/01/2025	5.625%		21,000	21,886
HCA, Inc.
02/01/2025	5.375%		48,000	52,554
09/01/2028	5.625%		20,000	22,893
09/01/2030	3.500%		27,000	27,494
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%		33,000	34,102
Hertz Corp. (The)(a),(h)
06/01/2022	0.000%		19,000	17,390
01/15/2028	0.000%		99,000	45,803
Hertz Corp. (The)(h)
10/15/2022	0.000%		12,000	5,521
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%		33,000	30,043
11/01/2028	6.250%		30,000	27,477
Hillenbrand, Inc.
06/15/2025	5.750%		7,000	7,492
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	14,604
05/01/2028	5.750%		15,000	15,808
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%		42,000	43,214
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%		36,000	35,302
Hologic, Inc.(a)
10/15/2025	4.375%		38,000	38,831
02/01/2028	4.625%		12,000	12,650
Honeywell International, Inc.
03/10/2032	0.750%	EUR	100,000	118,179
HUB International Ltd.(a)
05/01/2026	7.000%		50,000	51,788
IAA Spinco, Inc.(a)
06/15/2027	5.500%		22,000	22,872
iHeartCommunications, Inc.
05/01/2026	6.375%		17,082	17,803
05/01/2027	8.375%		75,385	74,427
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		12,000	11,737
01/15/2028	4.750%		25,000	23,606
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		4,000	4,298
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		42,000	44,835
International Game Technology PLC(a)
02/15/2022	6.250%		45,000	45,982
02/15/2025	6.500%		27,000	28,777
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	114,640
IRB Holding Corp.(a)
06/15/2025	7.000%		27,000	28,816
02/15/2026	6.750%		113,000	113,081

8	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
07/15/2028	5.000%		20,000	20,479
07/15/2030	5.250%		28,000	29,182
02/15/2031	4.500%		16,000	16,086
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%		14,000	14,414
06/15/2028	5.000%		13,000	13,549
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		45,000	44,891
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	116,518
Kinder Morgan, Inc.
02/15/2046	5.050%		485,000	547,553
Kraft Heinz Foods Co. (The)(a)
05/25/2028	2.250%	EUR	400,000	475,528
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%		505,000	518,165
Kroger Co. (The)
01/15/2048	4.650%		210,000	266,026
L Brands, Inc.(a)
07/01/2025	9.375%		7,000	8,033
10/01/2030	6.625%		10,000	10,205
L Brands, Inc.
06/15/2029	7.500%		9,000	9,445
03/01/2033	6.950%		33,000	29,324
11/01/2035	6.875%		34,000	33,515
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	46,329
02/01/2027	4.250%		3,000	2,593
Lamar Media Corp.(a)
02/15/2028	3.750%		14,000	13,970
01/15/2029	4.875%		14,000	14,588
02/15/2030	4.000%		5,000	5,008
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%		17,000	17,722
11/01/2026	4.875%		25,000	26,074
Lennar Corp.
11/15/2024	5.875%		34,000	37,943
Level 3 Financing, Inc.(a)
01/15/2029	3.625%		22,000	21,726
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%		30,000	32,362
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		32,000	32,382
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%		64,000	60,249
Matador Resources Co.
09/15/2026	5.875%		85,000	71,130
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%		2,000	2,109
02/15/2029	5.625%		6,000	6,467
Mattel, Inc.(a)
12/15/2027	5.875%		28,000	30,097
Mattel, Inc.
11/01/2041	5.450%		27,000	25,335
Meritage Homes Corp.
04/01/2022	7.000%		26,000	27,722
MGIC Investment Corp.
08/15/2028	5.250%		5,000	5,168
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%		18,000	18,364
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%		20,000	20,309
02/01/2027	5.750%		18,000	19,361
01/15/2028	4.500%		18,000	18,349
Microchip Technology, Inc.(a)
09/01/2025	4.250%		27,000	28,003
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%		58,580	61,010
Minerals Technologies, Inc.(a)
07/01/2028	5.000%		19,000	19,537
Moog, Inc.(a)
12/15/2027	4.250%		18,000	18,405
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%		29,000	29,764
MTS Systems Corp.(a)
08/15/2027	5.750%		8,000	7,878
Nabors Industries Ltd.(a)
01/15/2026	7.250%		28,000	13,984
01/15/2028	7.500%		13,000	6,288
Navient Corp.
03/25/2021	5.875%		41,000	41,432
06/15/2022	6.500%		40,000	40,813
01/25/2023	5.500%		19,000	19,159
NCR Corp.(a)
04/15/2025	8.125%		20,000	22,112
09/01/2027	5.750%		21,000	21,940
10/01/2028	5.000%		49,000	49,014
10/01/2030	5.250%		20,000	19,998
Netflix, Inc.
04/15/2028	4.875%		50,000	56,165
11/15/2028	5.875%		17,000	20,283
05/15/2029	6.375%		3,000	3,702
Netflix, Inc.(a)
05/15/2029	4.625%	EUR	100,000	135,711
11/15/2029	5.375%		24,000	28,259
06/15/2030	4.875%		32,000	36,477

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
06/01/2025	4.875%	11,000	11,864
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	14,000	14,212
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	65,000	69,944
NFP Corp.(a)
05/15/2025	7.000%	11,000	11,732
08/15/2028	6.875%	78,000	78,944
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	20,000	20,588
10/01/2030	5.875%	15,000	15,594
NiSource, Inc.
05/15/2047	4.375%	425,000	524,896
Noble Energy, Inc.
11/15/2043	5.250%	150,000	197,129
Novelis Corp.(a)
09/30/2026	5.875%	93,000	95,427
01/30/2030	4.750%	43,000	42,208
Novolex(a)
01/15/2025	6.875%	15,000	15,010
NRG Energy, Inc.
01/15/2027	6.625%	61,000	64,523
NuStar Logistics LP
02/01/2022	4.750%	14,000	14,014
10/01/2025	5.750%	18,000	18,582
06/01/2026	6.000%	17,000	17,065
04/28/2027	5.625%	46,000	45,478
10/01/2030	6.375%	14,000	14,532
Occidental Petroleum Corp.
08/15/2024	2.900%	87,000	73,832
07/15/2025	8.000%	48,000	48,255
08/15/2029	3.500%	37,000	28,352
09/01/2030	6.625%	96,000	88,501
05/01/2031	7.500%	13,000	12,494
03/15/2046	6.600%	40,000	34,512
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	7,000	7,139
02/01/2028	7.250%	27,000	28,073
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	11,000	10,747
03/15/2030	4.625%	14,000	13,499
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	35,000	36,635
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	20,000	19,987
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	48,000	47,772
02/15/2028	4.125%	27,000	25,515
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,210,844
Performance Food Group, Inc.(a)
05/01/2025	6.875%	7,000	7,455
10/15/2027	5.500%	34,000	35,008
PetSmart, Inc.(a)
03/15/2023	7.125%	77,000	77,725
06/01/2025	5.875%	54,000	55,308
PG&E Corp.
07/01/2028	5.000%	25,000	24,242
07/01/2030	5.250%	17,000	16,438
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	35,000	35,713
09/30/2027	5.875%	29,000	30,118
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	867,110
Plantronics, Inc.(a)
05/31/2023	5.500%	74,000	66,478
Post Holdings, Inc.(a)
08/15/2026	5.000%	70,000	71,774
03/01/2027	5.750%	41,000	43,091
01/15/2028	5.625%	12,000	12,673
04/15/2030	4.625%	67,000	68,915
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,371,627
PQ Corp.(a)
12/15/2025	5.750%	38,000	39,130
Prestige Brands, Inc.(a)
03/01/2024	6.375%	52,000	53,545
01/15/2028	5.125%	14,000	14,490
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	55,221
PTC, Inc.(a)
02/15/2028	4.000%	11,000	11,315
QEP Resources, Inc.
03/01/2026	5.625%	30,000	17,025
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	28,000	29,028
QualityTech LP/QTS Finance Corp.(a),(f)
10/01/2028	3.875%	47,000	47,289
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	14,886
03/01/2031	3.875%	30,000	29,742
Quicken Loans, Inc.(a)
01/15/2028	5.250%	50,000	52,669
Radian Group, Inc.
03/15/2027	4.875%	8,000	7,979

10	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%		25,000	25,128
09/15/2028	6.500%		36,000	36,963
Refinitiv US Holdings, Inc.(a)
05/15/2026	4.500%	EUR	100,000	122,860
05/15/2026	6.250%		85,000	91,010
11/15/2026	8.250%		48,000	52,566
Resideo Funding, Inc.(a)
11/01/2026	6.125%		45,000	44,639
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%		52,000	52,936
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%		31,000	30,372
Sabre GLBL, Inc.(a)
04/15/2025	9.250%		7,000	7,702
09/01/2025	7.375%		34,000	34,299
SBA Communications Corp.
09/01/2024	4.875%		91,000	93,255
Scientific Games International, Inc.(a)
07/01/2025	8.625%		21,000	21,915
10/15/2025	5.000%		51,000	51,266
03/15/2026	8.250%		47,000	49,020
05/15/2028	7.000%		13,000	13,040
11/15/2029	7.250%		30,000	30,445
Scripps Escrow, Inc.(a)
07/15/2027	5.875%		12,000	11,640
Select Medical Corp.(a)
08/15/2026	6.250%		39,000	40,565
Sempra Energy
06/15/2024	3.550%		465,000	505,725
06/15/2027	3.250%		260,000	285,647
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%		38,000	38,067
04/01/2029	4.750%		4,000	3,982
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	112,936
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%		17,000	17,595
07/01/2030	4.125%		49,000	50,209
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		13,000	13,841
SM Energy Co.
06/01/2025	5.625%		14,000	6,506
09/15/2026	6.750%		43,000	19,761
01/15/2027	6.625%		37,000	16,509
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%		19,000	19,859
Southern Co. (The)
07/01/2046	4.400%		340,000	401,094
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
07/15/2025	5.750%		48,000	49,574
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	120,073
Springleaf Finance Corp.
03/15/2023	5.625%		21,000	21,836
10/01/2023	8.250%		33,000	36,682
06/01/2025	8.875%		12,000	13,266
Sprint Capital Corp.
11/15/2028	6.875%		81,000	101,213
03/15/2032	8.750%		16,000	23,430
Sprint Corp.
03/01/2026	7.625%		49,000	59,211
Staples, Inc.(a)
04/15/2026	7.500%		26,000	24,021
04/15/2027	10.750%		7,000	5,591
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%		5,000	5,204
Sunoco LP/Finance Corp.
01/15/2023	4.875%		13,000	13,098
02/15/2026	5.500%		37,000	37,056
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%		11,000	10,928
04/15/2027	10.000%		19,000	20,223
Switch Ltd.(a)
09/15/2028	3.750%		10,000	10,099
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%		26,000	24,012
01/15/2028	5.500%		21,000	19,002
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%		21,000	21,045
01/15/2028	5.000%		64,000	62,463
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%		62,000	61,657
02/01/2031	4.875%		25,000	24,238
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%		21,000	22,865
08/01/2030	5.125%		17,000	18,152
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		700,000	887,222
TEGNA, Inc.(a)
03/15/2026	4.750%		10,000	10,202
09/15/2029	5.000%		31,000	30,580
Teleflex, Inc.
06/01/2026	4.875%		11,000	11,349
11/15/2027	4.625%		25,000	26,345
Teleflex, Inc.(a)
06/01/2028	4.250%		10,000	10,337

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%		15,000	15,696
06/01/2025	6.750%		27,000	27,546
Tenet Healthcare Corp.(a)
04/01/2025	7.500%		28,000	30,241
02/01/2027	6.250%		54,000	55,685
11/01/2027	5.125%		74,000	76,024
06/15/2028	4.625%		10,000	10,091
10/01/2028	6.125%		67,000	65,157
Tenet Healthcare Corp.
08/01/2025	7.000%		26,000	26,756
TerraForm Power Operating LLC(a)
01/31/2028	5.000%		22,000	24,102
01/15/2030	4.750%		28,000	29,621
Thermo Fisher Scientific, Inc.
10/01/2049	1.875%	EUR	150,000	177,552
T-Mobile USA, Inc.
01/15/2026	6.500%		96,000	100,327
02/01/2026	4.500%		23,000	23,693
02/01/2028	4.750%		43,000	45,993
TransDigm, Inc.
05/15/2025	6.500%		42,000	41,879
06/15/2026	6.375%		16,000	16,072
Subordinated
11/15/2027	5.500%		61,000	58,604
TransDigm, Inc.(a)
12/15/2025	8.000%		30,000	32,618
03/15/2026	6.250%		132,000	137,837
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		41,000	42,324
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		16,380	10,554
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		64,000	42,880
TRI Pointe Group, Inc.
06/15/2028	5.700%		14,000	15,294
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%		15,000	16,238
TriMas Corp.(a)
10/15/2025	4.875%		5,000	5,071
Twitter, Inc.(a)
12/15/2027	3.875%		21,000	21,840
Uber Technologies, Inc.(a)
11/01/2023	7.500%		25,000	25,986
05/15/2025	7.500%		38,000	40,464
01/15/2028	6.250%		20,000	20,524
Union Pacific Corp.
08/15/2059	3.950%		200,000	240,198
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%		40,000	42,150
07/15/2030	4.000%		13,000	13,372
02/15/2031	3.875%		19,000	19,280
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%		20,000	19,772
USI, Inc.(a)
05/01/2025	6.875%		15,000	15,211
Valvoline, Inc.
08/15/2025	4.375%		58,000	59,649
Valvoline, Inc.(a)
02/15/2030	4.250%		9,000	9,177
Verscend Escrow Corp.(a)
08/15/2026	9.750%		47,000	51,114
Viasat, Inc.(a)
04/15/2027	5.625%		13,000	13,369
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%		23,000	23,115
08/15/2030	4.125%		21,000	20,658
Viking Cruises Ltd.(a)
05/15/2025	13.000%		2,000	2,315
09/15/2027	5.875%		51,000	39,649
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	14,630
02/15/2027	5.625%		48,000	50,662
07/31/2027	5.000%		29,000	30,359
VOC Escrow Ltd.(a)
02/15/2028	5.000%		8,000	7,094
Welbilt, Inc.
02/15/2024	9.500%		16,000	16,388
Wells Fargo & Co.
10/23/2026	3.000%		160,000	174,886
Wells Fargo & Co.(a),(g)
05/04/2030	1.741%	EUR	200,000	247,900
WESCO Distribution, Inc.
06/15/2024	5.375%		18,000	18,449
WESCO Distribution, Inc.(a)
06/15/2025	7.125%		32,000	34,836
06/15/2028	7.250%		26,000	28,479
Williams Companies, Inc. (The)
09/15/2045	5.100%		365,000	409,951
WPX Energy, Inc.
01/15/2030	4.500%		96,000	94,431
WR Grace & Co-Conn(a)
06/15/2027	4.875%		29,000	29,914
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		22,000	21,361

12	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	30,000	28,351
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	7,000	7,410
XPO Logistics, Inc.(a)
06/15/2022	6.500%	20,000	20,046
Yum! Brands, Inc.(a)
04/01/2025	7.750%	5,000	5,544
01/15/2030	4.750%	16,000	17,262
Yum! Brands, Inc.
03/15/2031	3.625%	21,000	20,994
Total			35,828,863
Virgin Islands 0.2%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2024	5.125%	200,000	217,749
Total Corporate Bonds & Notes (Cost $55,643,518)			59,283,788

Foreign Government Obligations(c),(i) 16.5%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%	200,000	156,299
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	200,000	195,342
Brazil 1.0%
Brazilian Government International Bond
01/27/2045	5.000%	750,000	755,433
Petrobras Global Finance BV
05/20/2023	4.375%	250,000	262,934
Total			1,018,367
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	6,000	5,885
06/01/2027	5.250%	32,000	30,065
Total			35,950
Chile 0.2%
Chile Government International Bond
01/25/2050	3.500%	200,000	227,993
Colombia 0.9%
Colombia Government International Bond
01/30/2030	3.000%	400,000	407,673
04/15/2031	3.125%	200,000	204,873
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecopetrol SA
04/29/2030	6.875%	300,000	359,138
Total			971,684
Costa Rica 0.2%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	200,000	193,060
Dominican Republic 1.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%	642,000	748,754
09/23/2032	4.875%	150,000	149,132
01/30/2060	5.875%	150,000	141,713
Total			1,039,599
Egypt 0.5%
Egypt Government International Bond(a)
03/01/2049	8.700%	355,000	346,802
03/01/2049	8.700%	200,000	195,381
Total			542,183
El Salvador 0.2%
El Salvador Government International Bond(a)
04/10/2032	8.250%	200,000	181,506
Ghana 0.2%
Ghana Government International Bond(a)
02/11/2027	6.375%	200,000	180,588
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%	200,000	238,907
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%	200,000	201,335
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%	200,000	200,603
Total			401,938
Indonesia 1.9%
Indonesia Government International Bond(a)
05/05/2021	4.875%	364,000	373,103
01/08/2027	4.350%	400,000	458,309
01/15/2045	5.125%	200,000	252,442
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%	200,000	208,010
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%	200,000	231,119
11/15/2048	6.757%	200,000	258,094

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		200,000	180,865
Total				1,961,942
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	250,924
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		300,000	351,177
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	223,675
Mexico 0.8%
Petroleos Mexicanos(a)
01/23/2030	6.840%		250,000	223,127
01/28/2031	5.950%		400,000	335,691
01/23/2050	7.690%		273,000	228,424
Total				787,242
Netherlands 0.8%
Stedin Holding NV(a),(g)
12/31/2049	3.250%	EUR	270,000	322,939
Syngenta Finance NV(a)
04/24/2028	5.182%		500,000	550,568
Total				873,507
Panama 0.4%
Panama Government International Bond
01/23/2030	3.160%		200,000	217,544
07/23/2060	3.870%		200,000	229,500
Total				447,044
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	242,957
Peru 0.2%
Peruvian Government International Bond
06/20/2030	2.844%		200,000	217,776
Qatar 1.0%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	468,528
04/16/2030	3.750%		200,000	232,280
04/23/2048	5.103%		250,000	348,988
Total				1,049,796
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Romania 0.4%
Romanian Government International Bond(a)
01/22/2024	4.875%	232,000	257,262
02/14/2051	4.000%	116,000	120,015
Total			377,277
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/28/2035	5.100%	200,000	246,093
Saudi Arabia 1.0%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%	300,000	330,214
Saudi Government International Bond(a)
01/21/2055	3.750%	625,000	679,430
Total			1,009,644
Senegal 0.4%
Senegal Government International Bond(a)
07/30/2024	6.250%	400,000	411,942
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
03/14/2029	7.850%	200,000	138,487
Turkey 0.8%
Turkey Government International Bond
03/25/2027	6.000%	250,000	239,553
02/17/2028	5.125%	500,000	455,872
01/14/2041	6.000%	200,000	166,662
Total			862,087
Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	192,662
Ukraine Government International Bond(a)
09/01/2026	7.750%	100,000	99,624
Total			292,286
United Arab Emirates 1.6%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	850,000	911,981
04/16/2050	3.875%	200,000	244,818
DP World PLC(a)
07/02/2037	6.850%	400,000	501,483
Total			1,658,282
Virgin Islands 0.5%
Sinopec Group Overseas Development 2016 Ltd.(a)
09/29/2026	2.750%	250,000	268,224

14	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	223,392
Total			491,616
Total Foreign Government Obligations (Cost $16,834,428)			17,277,170

Residential Mortgage-Backed Securities - Agency 0.4%

United States 0.4%
Federal National Mortgage Association(b),(j)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.902%	273,450	58,587
Government National Mortgage Association(b),(j)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.044%	185,487	44,152
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.944%	166,219	28,798
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.894%	605,653	125,922
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.894%	648,668	135,417
Total			392,876
Total Residential Mortgage-Backed Securities - Agency (Cost $321,487)			392,876

Residential Mortgage-Backed Securities - Non-Agency 12.9%

United States 12.9%
Bayview Koitere Fund Trust(a),(d)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	727,726	731,842
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.925%	1,000,000	998,861
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.775%	200,000	193,937
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	1,000,000	1,009,014
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.948%	421,095	418,320
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.948%	797,000	741,481
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	440,000	441,435
GCAT LLC(a),(d)
CMO Series 2020-1 Class A1
01/26/2060	2.981%	452,619	448,811
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	700,000	714,129
CMO Series 2019-2 Class A3
09/25/2059	3.007%	219,758	221,302
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	555,747	527,322
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	446,361	446,246
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.170%	271,207	258,312
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.825%	1,000,000	964,837
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	729,719	736,966
RCO V Mortgage LLC(a),(d)
CMO Series 2020-1 Class A2
09/25/2025	5.389%	100,000	99,941
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	403,749
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	456,657	457,383
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	503,744

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(d)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	401,949	401,949
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(d)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	231,393	230,915
Vericrest Opportunity Loan Trust(a),(d)
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	812,500	791,031
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	310,794	315,037
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	398,165
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	500,000	499,999
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	500,000	529,430
Total			13,484,158
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $13,487,846)			13,484,158
Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(k),(l)	4,169,521	4,169,104
Total Money Market Funds (Cost $4,169,343)		4,169,104
Total Investments in Securities (Cost $97,517,211)		101,433,104
Other Assets & Liabilities, Net		3,150,158
Net Assets		$104,583,262

At September 30, 2020, securities and/or cash totaling $615,872 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,942,000 EUR	20,012,619 USD	UBS	10/20/2020	141,354	—
1,470,000 GBP	1,921,743 USD	UBS	10/20/2020	24,743	—
Total				166,097	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	8	12/2020	USD	1,116,250	610	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(23)	12/2020	USD	(4,054,469)	30,433	—
U.S. Treasury 10-Year Note	(121)	12/2020	USD	(16,883,281)	—	(10,362)
U.S. Ultra Treasury Bond	(20)	12/2020	USD	(4,436,250)	68,397	—
Total					98,830	(10,362)

16	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Barclays	12/20/2024	1.000	Quarterly	USD	171,429	(3,675)	(48)	—	(3,169)	—	(554)
Deutsche Bank AG	Citi	12/20/2024	1.000	Quarterly	EUR	600,000	43,824	(195)	62,441	—	—	(18,812)
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	171,428	(3,675)	(48)	—	(3,012)	—	(711)
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	500,000	(10,719)	(139)	—	(9,242)	—	(1,617)
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	2,783,000	(59,664)	(773)	—	(50,707)	—	(9,729)
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Goldman Sachs International	12/20/2024	1.000	Quarterly	USD	257,143	(5,513)	(71)	—	(4,518)	—	(1,067)
Total							(39,422)	(1,274)	62,441	(70,648)	—	(32,490)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	USD	1,658,000	4,337	—	—	4,337	—
Markit iTraxx Europe Main Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	EUR	5,787,000	(7,913)	—	—	—	(7,913)
Total							(3,576)	—	—	4,337	(7,913)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $70,201,076, which represents 67.12% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $68,714, which represents 0.07% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	4,043,270	55,816,211	(55,690,232)	(145)	4,169,104	748	20,212	4,169,521
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	235,099	250,679
Total Asset-Backed Securities — Agency (Cost $239,106)			250,679

Asset-Backed Securities — Non-Agency 17.5%

American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class D
12/12/2025	2.970%	9,600,000	9,628,281
Subordinated Series 2020-3 Class D
06/15/2026	2.400%	11,440,000	11,550,453
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class C
3-month USD LIBOR + 2.700% Floor 2.700% 07/24/2031	2.973%	5,250,000	5,260,883
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.625%	18,020,000	17,664,429
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	1,219,816	1,220,208
Series 2019-B Class A
10/15/2026	2.720%	10,699,666	10,739,930
Series 2020-REV1 Class A
05/15/2029	2.170%	19,483,000	19,247,172
Series 2020-REV1 Class B
05/15/2029	2.680%	11,550,000	11,055,289
Subordinated Series 2018-B Class B
07/15/2022	4.110%	3,043,816	3,058,905
Subordinated Series 2018-B Class C
11/17/2025	5.000%	1,935,000	1,940,723
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.656%	22,300,000	21,531,966
Bain Capital Credit CLO Ltd.(a),(b),(c)
Series 2020-3A Class D
3-month USD LIBOR + 3.750% Floor 3.750% 10/23/2032	4.500%	12,000,000	12,000,000
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.220% 08/14/2030	1.485%	5,946,835	5,871,007
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.672%	12,000,000	11,589,084
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.868%	21,000,000	20,572,125
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	278,524	278,080
Series 2019-B Class A
06/17/2024	2.660%	4,692,842	4,691,492
Series 2019-B Class B
06/17/2024	3.620%	11,000,000	10,824,549
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	5,171,136	5,142,076
Series 2019-A Class B
04/15/2026	4.010%	6,720,000	6,633,947
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	4,645,656	4,667,839
Series 2020-P1 Class A
03/15/2028	2.260%	4,836,173	4,872,737
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	1,751,802	1,754,841
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	7,109,203	7,153,442
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.630%	14,617,500	14,279,207
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	11,675,000	12,065,392
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	10,000,000	10,030,722
Enva LLC(a)
Subordinated Series 2018-A Class B
05/20/2026	7.370%	4,597,043	4,686,905
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	1,693,547	1,698,125
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class B
06/22/2026	6.170%	9,400,000	9,535,864
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	9,600,000	9,829,281
Series 2020-2A Class C
05/15/2025	3.280%	8,540,000	8,887,692
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	10,700,000	10,975,084
GLS Auto Receivables Issuer Trust(a)
Series 2020-1A Class B
11/15/2024	2.430%	13,000,000	13,119,370
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	4,225,000	4,302,772
Subordinated Series 2020-3A Class D
05/15/2026	2.270%	7,330,000	7,312,393
Subordinated Series 2020-3A Class E
07/15/2027	4.310%	3,000,000	3,086,197
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.622%	10,000,000	9,837,160
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	10,247,542	10,193,935
Series 2019-2 Class A
08/15/2025	4.000%	12,623,379	12,557,855
Series 2019-3 Class A
10/15/2025	3.750%	13,733,659	13,663,964
Series 2019-7 Class A
01/15/2027	3.750%	13,273,775	13,475,470
Series 2020-1 Class A
01/16/2046	3.500%	16,786,827	16,710,899
Series 2020-2 Class A
02/15/2046	3.600%	9,058,422	9,033,493
Series 2020-T1 Class A
02/15/2046	3.500%	17,107,495	17,055,406
LendingClub Receivables Trust(a),(d),(e),(f)
Series 2020-JPSL Class R
02/15/2025	0.000%	93,000	4,003,650
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	5,000,000	4,999,692
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.022%	20,000,000	19,811,720
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.622%	27,300,000	26,455,502
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.158%	14,000,000	13,777,806
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	11,039,000	11,098,311
Series 2020-2A Class D
09/16/2030	4.650%	4,145,000	4,156,015
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	8,700,000	8,832,207
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	7,300,000	7,336,572
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.672%	20,375,000	19,835,409
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.708%	45,625,000	44,910,558
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,879,160
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.508%	2,007,406	1,666,646
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.422%	31,700,000	31,242,632
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.722%	20,000,000	19,483,980
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-1 Class A
06/15/2026	3.690%	9,375,576	9,311,119
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	5,042,370	5,041,221
Series 2019-3 Class A
11/16/2026	3.821%	14,902,966	14,871,310

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	3,447,454	3,453,316
Series 2019-1A Class A
04/15/2025	3.540%	150,142	149,972
Series 2019-2A Class A
09/15/2025	3.200%	303,179	302,932
Series 2019-3A Class B
07/15/2025	3.590%	5,000,000	4,937,154
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	731,533	731,280
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,922,715	1,922,512
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	10,140,141	10,190,841
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.675%	28,000,000	27,594,196
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	1,372,039	1,385,092
SoFi Consumer Loan Program Repack Trust(a),(e),(f)
Series 2019-3 Class R1B
05/30/2028	0.000%	4,029,142	3,973,741
Subordinated Series 2019-2 Class R1B
04/28/2028	0.000%	4,226,758	4,158,074
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	3,029,526	3,049,920
Series 2019-2 Class A
04/25/2028	3.010%	2,006,352	2,027,267
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.645%	11,171,429	10,960,289
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	24,000,000	24,004,447
Series 2020-1A Class B
10/15/2026	3.950%	5,750,000	5,756,556
Upstart Securitization Trust(a)
Subordinated Series 2018-2 Class C
12/22/2025	5.494%	6,572,854	6,658,854
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	15,300,000	15,662,240
Total Asset-Backed Securities — Non-Agency (Cost $822,454,844)			818,918,837

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	52,500,000	57,412,866
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	12,011,161	12,987,546
Government National Mortgage Association(g),(h)
Series 2019-147 Class IO
06/16/2061	0.682%	193,729,287	13,384,137
Total Commercial Mortgage-Backed Securities - Agency (Cost $78,477,496)			83,784,549

Commercial Mortgage-Backed Securities - Non-Agency 6.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,250,957	2,399,420
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.402%	10,581,000	9,043,942
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.102%	3,950,000	3,183,475
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.692%	6,800,000	5,919,984
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.953%	6,950,000	5,900,722
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.553%	6,310,000	5,150,301
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	3.053%	2,000,000	1,479,915

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.572%	13,450,000	12,139,082
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.072%	1,500,000	1,290,124
CALI Mortgage Trust(a),(g)
Series 2019-101C Class E
03/10/2039	4.469%	6,500,000	6,650,829
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.552%	5,600,000	5,398,940
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.652%	18,000,000	17,190,299
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.152%	20,800,000	19,448,456
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.281%	11,400,000	10,673,653
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.873%	14,900,000	12,591,697
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	9,273,443
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	3.893%	3,800,000	3,505,551
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,200,000	3,193,526
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	12,972,995
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	17,500,000	11,029,603
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	16,036,994
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	4,045,177
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,820,422
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR1 Class E
1-month USD LIBOR + 2.000% 03/17/2037	2.153%	9,133,751	9,143,722
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.152%	12,850,000	12,858,536
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	9,761,006
Progress Residential Trust(a)
Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,832,351
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	20,205,917
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,185,000	12,205,128
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,769,006
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	6,326,014
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.252%	16,200,000	14,766,321
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.402%	10,469,000	9,999,262
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.052%	12,509,000	11,436,009

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	1.353%	9,000,000	7,865,042
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $325,202,804)			308,506,864

Corporate Bonds & Notes 27.3%

Aerospace & Defense 0.5%
Bombardier, Inc.(a)
10/15/2022	6.000%	425,000	394,992
12/01/2024	7.500%	739,000	567,687
04/15/2027	7.875%	91,000	67,411
Moog, Inc.(a)
12/15/2027	4.250%	503,000	514,330
Northrop Grumman Corp.
01/15/2028	3.250%	9,895,000	11,126,220
Raytheon Technologies Corp.
07/01/2050	3.125%	4,490,000	4,768,758
TransDigm, Inc.(a)
12/15/2025	8.000%	876,000	952,452
03/15/2026	6.250%	2,738,000	2,859,069
TransDigm, Inc.
06/15/2026	6.375%	1,208,000	1,213,410
03/15/2027	7.500%	168,000	174,491
Subordinated
11/15/2027	5.500%	903,000	867,535
Total			23,506,355
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	681,000	713,331
Automotive 0.2%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	323,000	326,077
Clarios Global LP(a)
05/15/2025	6.750%	80,000	84,270
Delphi Technologies PLC(a)
10/01/2025	5.000%	167,000	191,340
Ford Motor Co.
04/21/2023	8.500%	112,000	122,095
04/22/2025	9.000%	892,000	1,022,202
04/22/2030	9.625%	33,000	42,627
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
03/18/2021	3.336%	1,305,000	1,302,672
09/08/2024	3.664%	2,048,000	2,004,939
06/16/2025	5.125%	419,000	431,967
01/09/2027	4.271%	934,000	915,376
08/17/2027	4.125%	574,000	558,136
IAA Spinco, Inc.(a)
06/15/2027	5.500%	789,000	820,279
IHO Verwaltungs GmbH(a),(i)
09/15/2026	4.750%	285,000	290,062
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,159,000	1,156,193
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	311,000	326,130
05/15/2027	8.500%	980,000	1,013,985
Total			10,608,350
Banking 1.8%
Ally Financial, Inc.
11/01/2031	8.000%	156,000	213,416
Bank of America Corp.(j)
07/23/2031	1.898%	24,615,000	24,594,852
06/19/2041	2.676%	2,455,000	2,500,573
BBVA Bancomer SA(a),(j)
Subordinated
11/12/2029	5.350%	2,910,000	2,904,712
Citigroup, Inc.(j)
06/03/2031	2.572%	6,120,000	6,427,088
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	8,375,000	8,840,030
JPMorgan Chase & Co.(j)
10/15/2030	2.739%	21,605,000	23,273,084
Morgan Stanley(j)
01/22/2031	2.699%	7,550,000	8,065,391
Wells Fargo & Co.
10/23/2026	3.000%	9,035,000	9,875,618
Total			86,694,764
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	102,000	103,355
AG Issuer LLC(a)
03/01/2028	6.250%	100,000	99,656
NFP Corp.(a)
05/15/2025	7.000%	384,000	409,536
08/15/2028	6.875%	1,784,000	1,805,592
Total			2,418,139

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.6%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	1,579,000	1,637,304
01/15/2028	4.000%	976,000	989,696
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,203,000	1,173,883
11/15/2026	4.500%	661,000	680,688
Cemex SAB de CV(a)
11/19/2029	5.450%	19,663,000	19,930,184
Core & Main LP(a)
08/15/2025	6.125%	1,298,000	1,315,504
James Hardie International Finance DAC(a)
01/15/2025	4.750%	732,000	748,989
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	105,000	109,282
Total			26,585,530
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,025,000	1,078,455
05/01/2027	5.875%	901,000	945,660
03/01/2030	4.750%	1,837,000	1,944,716
08/15/2030	4.500%	2,652,000	2,784,322
02/01/2031	4.250%	834,000	862,027
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	2,662,000	3,155,978
03/01/2050	4.800%	12,551,000	14,202,643
Comcast Corp.
01/15/2051	2.800%	3,925,000	3,957,088
CSC Holdings LLC(a)
05/15/2026	5.500%	1,078,000	1,121,231
02/01/2028	5.375%	726,000	769,589
02/01/2029	6.500%	809,000	900,240
01/15/2030	5.750%	1,311,000	1,392,228
12/01/2030	4.125%	3,036,000	3,089,175
12/01/2030	4.625%	210,000	211,376
DISH DBS Corp.
11/15/2024	5.875%	427,000	437,847
07/01/2026	7.750%	1,814,000	1,995,070
DISH DBS Corp.(a)
07/01/2028	7.375%	561,000	576,777
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	564,000	566,881
09/15/2028	6.500%	809,000	830,629
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	157,000	162,491
07/01/2030	4.125%	798,000	817,682
Virgin Media Finance PLC(a)
07/15/2030	5.000%	1,312,000	1,309,327
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	36,000	37,455
05/15/2029	5.500%	1,029,000	1,104,010
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	303,000	306,476
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	765,870
Ziggo BV(a)
01/15/2027	5.500%	522,000	545,399
01/15/2030	4.875%	876,000	906,556
Total			46,777,198
Chemicals 0.3%
Alpha 2 BV(a),(i)
06/01/2023	8.750%	409,000	411,856
Angus Chemical Co.(a)
02/15/2023	8.750%	644,000	650,016
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	407,000	411,639
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	405,000	413,018
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	636,000	654,955
CF Industries, Inc.
03/15/2034	5.150%	96,000	113,263
03/15/2044	5.375%	44,000	52,972
Chemours Co. (The)
05/15/2023	6.625%	157,000	159,051
05/15/2025	7.000%	330,000	335,466
05/15/2027	5.375%	68,000	67,517
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,009,000	990,880
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	66,000	70,909
INEOS Group Holdings SA(a)
08/01/2024	5.625%	965,000	975,327
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	427,000	455,827
LYB International Finance III LLC
05/01/2050	4.200%	2,960,000	3,298,190
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	314,000	322,880
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	705,000	722,462
PQ Corp.(a)
12/15/2025	5.750%	684,000	704,342
SPCM SA(a)
09/15/2025	4.875%	185,000	191,461

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,553,000	1,648,527
WR Grace & Co-Conn(a)
06/15/2027	4.875%	790,000	814,886
Total			13,465,444
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	642,000	669,090
Herc Holdings, Inc.(a)
07/15/2027	5.500%	295,000	304,848
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	406,000	418,311
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	615,397
05/15/2027	5.500%	411,000	437,303
07/15/2030	4.000%	127,000	130,632
02/15/2031	3.875%	427,000	433,297
Total			3,008,878
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	441,000	442,089
09/01/2023	7.625%	336,000	340,048
11/01/2024	8.500%	511,000	540,746
ASGN, Inc.(a)
05/15/2028	4.625%	655,000	658,342
Expedia Group, Inc.(a)
05/01/2025	6.250%	60,000	66,088
05/01/2025	7.000%	30,000	32,339
Frontdoor, Inc.(a)
08/15/2026	6.750%	1,046,000	1,117,242
Match Group, Inc.(a)
12/15/2027	5.000%	17,000	17,926
06/01/2028	4.625%	219,000	225,403
02/15/2029	5.625%	157,000	169,212
Staples, Inc.(a)
04/15/2026	7.500%	569,000	525,697
04/15/2027	10.750%	63,000	50,318
Uber Technologies, Inc.(a)
11/01/2023	7.500%	629,000	653,813
05/15/2025	7.500%	1,305,000	1,389,622
01/15/2028	6.250%	445,000	456,664
Total			6,685,549
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	468,000	494,268
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	482,000	518,017
01/15/2027	7.750%	254,000	277,477
06/15/2028	4.750%	813,000	840,923
03/31/2029	4.375%	397,000	400,705
Mattel, Inc.(a)
12/31/2025	6.750%	874,000	921,918
12/15/2027	5.875%	624,000	670,737
Mattel, Inc.
11/01/2041	5.450%	61,000	57,237
Newell Brands, Inc.
06/01/2025	4.875%	406,000	437,906
Prestige Brands, Inc.(a)
03/01/2024	6.375%	464,000	477,782
01/15/2028	5.125%	470,000	486,440
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	116,000	123,584
10/15/2029	4.500%	69,000	73,073
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	477,149
Valvoline, Inc.
08/15/2025	4.375%	413,000	424,743
Valvoline, Inc.(a)
02/15/2030	4.250%	212,000	216,169
Total			6,898,128
Diversified Manufacturing 0.4%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	403,000	418,968
06/30/2028	4.125%	384,000	394,888
Carrier Global Corp.(a)
04/05/2040	3.377%	10,720,000	11,226,227
CFX Escrow Corp.(a)
02/15/2024	6.000%	86,000	89,364
02/15/2026	6.375%	104,000	110,419
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,455,000	1,496,713
MTS Systems Corp.(a)
08/15/2027	5.750%	524,000	515,984
Resideo Funding, Inc.(a)
11/01/2026	6.125%	947,000	939,400
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	144,000	154,056
Vertical Holdco GmbH(a)
07/15/2028	7.625%	317,000	335,019
WESCO Distribution, Inc.
06/15/2024	5.375%	362,000	371,030

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	760,000	827,354
06/15/2028	7.250%	758,000	830,272
Total			17,709,694
Electric 3.8%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	7,429,209
AES Corp. (The)
09/01/2027	5.125%	73,000	77,729
Appalachian Power Co.
05/15/2044	4.400%	10,365,000	12,422,037
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	1,690,000	2,123,683
Calpine Corp.(a)
06/01/2026	5.250%	443,000	459,922
02/15/2028	4.500%	1,794,000	1,838,726
03/15/2028	5.125%	642,000	664,150
02/01/2029	4.625%	164,000	164,003
02/01/2031	5.000%	205,000	208,909
Clearway Energy Operating LLC
10/15/2025	5.750%	323,000	339,899
09/15/2026	5.000%	712,000	738,459
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,602,000	1,659,780
CMS Energy Corp.
03/01/2024	3.875%	4,145,000	4,523,193
11/15/2025	3.600%	585,000	650,424
02/15/2027	2.950%	619,000	660,211
03/31/2043	4.700%	640,000	790,583
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	10,773,813
DTE Energy Co.
10/01/2026	2.850%	18,977,000	20,555,775
Duke Energy Corp.
09/01/2046	3.750%	10,280,000	11,711,291
Duke Energy Indiana LLC
04/01/2050	2.750%	2,595,000	2,649,583
Emera U.S. Finance LP
06/15/2046	4.750%	13,116,000	15,832,361
Eversource Energy
01/15/2028	3.300%	6,983,000	7,810,960
Georgia Power Co.
03/15/2042	4.300%	2,815,000	3,356,497
01/30/2050	3.700%	1,885,000	2,127,379
Indiana Michigan Power Co.
07/01/2047	3.750%	1,322,000	1,521,616
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	187,000	194,855
09/15/2027	4.500%	598,000	643,485
NRG Energy, Inc.
01/15/2027	6.625%	504,000	533,106
01/15/2028	5.750%	43,000	46,421
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,733,000	1,891,556
PacifiCorp
02/15/2050	4.150%	3,910,000	4,898,822
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	289,000	300,209
PG&E Corp.
07/01/2028	5.000%	175,000	169,694
07/01/2030	5.250%	323,000	312,314
San Diego Gas & Electric Co.
04/15/2050	3.320%	4,235,000	4,612,245
Southern Co. (The)
07/01/2046	4.400%	14,615,000	17,241,124
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	249,000	272,788
01/15/2030	4.750%	519,000	549,045
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	153,000	159,883
02/15/2027	5.625%	475,000	501,347
07/31/2027	5.000%	1,198,000	1,254,148
Xcel Energy, Inc.
06/15/2028	4.000%	7,385,000	8,694,443
06/01/2030	3.400%	20,370,000	23,377,621
Total			176,743,298
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	103,000	107,815
07/15/2029	5.125%	72,000	78,094
GFL Environmental, Inc.(a)
06/01/2025	4.250%	584,000	590,818
08/01/2025	3.750%	672,000	675,603
12/15/2026	5.125%	375,000	387,113
05/01/2027	8.500%	1,208,000	1,314,903
Hulk Finance Corp.(a)
06/01/2026	7.000%	427,000	449,984
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	30,000	30,333
Total			3,634,663

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	32,454,105
11/15/2035	4.418%	30,980,000	32,678,812
Global Aircraft Leasing Co., Ltd.(a),(i)
09/15/2024	6.500%	471,493	266,857
Navient Corp.
06/15/2022	6.500%	1,347,000	1,374,387
01/25/2023	5.500%	494,000	498,121
06/15/2026	6.750%	516,000	510,860
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,035,000	1,002,691
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	729,000	723,459
03/01/2031	3.875%	1,220,000	1,209,491
Springleaf Finance Corp.
03/15/2024	6.125%	241,000	251,771
03/15/2025	6.875%	876,000	972,711
06/01/2025	8.875%	129,000	142,607
Total			72,085,872
Food and Beverage 2.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	28,231,000	34,763,408
Bacardi Ltd.(a)
05/15/2048	5.300%	12,480,000	15,802,655
Conagra Brands, Inc.
11/01/2048	5.400%	8,300,000	11,258,737
Cott Holdings, Inc.(a)
04/01/2025	5.500%	519,000	531,969
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,235,000	1,192,648
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,461,658
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	540,631
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	25,418,000	26,080,639
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	129,000	139,854
Mondelez International, Inc.
04/13/2030	2.750%	1,885,000	2,052,019
Performance Food Group, Inc.(a)
05/01/2025	6.875%	950,000	1,011,750
10/15/2027	5.500%	79,000	81,343
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	953,000	972,414
09/30/2027	5.875%	328,000	340,647
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,344,000	1,378,055
03/01/2027	5.750%	1,238,000	1,301,125
01/15/2028	5.625%	176,000	185,866
04/15/2030	4.625%	1,406,000	1,446,185
Total			101,541,603
Gaming 0.3%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	107,000	117,296
Boyd Gaming Corp.
04/01/2026	6.375%	25,000	25,993
08/15/2026	6.000%	388,000	401,287
12/01/2027	4.750%	692,000	678,272
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	870,000	840,693
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	646,000	665,579
07/01/2025	6.250%	982,000	1,026,124
07/01/2027	8.125%	802,000	849,051
International Game Technology PLC(a)
02/15/2022	6.250%	475,000	485,367
02/15/2025	6.500%	778,000	829,208
01/15/2029	5.250%	50,000	50,646
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	905,000	923,292
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	512,798
02/01/2027	5.750%	496,000	533,513
Scientific Games International, Inc.(a)
07/01/2025	8.625%	203,000	211,846
10/15/2025	5.000%	1,542,000	1,550,049
03/15/2026	8.250%	620,000	646,647
05/15/2028	7.000%	204,000	204,624
11/15/2029	7.250%	669,000	678,923
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	177,000	187,620
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	203,000	204,015
02/15/2027	3.750%	242,000	238,043
12/01/2029	4.625%	107,000	108,858
08/15/2030	4.125%	189,000	185,926
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	293,908
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	361,000	382,157
Total			12,831,735

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.9%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	618,000	633,869
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	636,000	654,591
Acadia Healthcare Co., Inc.(a),(c)
04/15/2029	5.000%	200,000	202,989
Avantor Funding, Inc.(a)
07/15/2028	4.625%	804,000	833,503
Avantor, Inc.(a)
10/01/2024	6.000%	1,040,000	1,087,139
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.280%	10,234,000	10,295,119
Becton Dickinson and Co.
06/06/2024	3.363%	4,750,000	5,137,192
05/20/2030	2.823%	5,850,000	6,315,961
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,603,000	1,625,427
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	216,000	227,746
05/01/2028	4.250%	91,000	95,294
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	1,005,000	982,153
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	327,000	316,314
Cigna Corp.
12/15/2048	4.900%	5,645,000	7,327,273
CVS Health Corp.
03/25/2048	5.050%	17,240,000	21,977,405
Encompass Health Corp.
02/01/2028	4.500%	932,000	937,166
02/01/2030	4.750%	120,000	121,784
Encompass Health Corp.(c)
04/01/2031	4.625%	16,000	16,000
HCA, Inc.
02/01/2025	5.375%	189,000	206,930
09/01/2028	5.625%	501,000	573,462
02/01/2029	5.875%	214,000	250,608
09/01/2030	3.500%	492,000	501,011
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	707,000	729,173
Hologic, Inc.(a)
02/15/2029	3.250%	374,000	377,079
IQVIA, Inc.(a)
05/15/2027	5.000%	246,000	257,882
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	16,674,018
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	244,000	250,428
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	381,000	388,540
02/01/2028	7.250%	88,000	91,497
Select Medical Corp.(a)
08/15/2026	6.250%	1,412,000	1,468,667
Teleflex, Inc.(a)
06/01/2028	4.250%	103,000	106,467
Tenet Healthcare Corp.
04/01/2022	8.125%	140,000	155,645
06/15/2023	6.750%	289,000	304,079
07/15/2024	4.625%	482,000	483,499
05/01/2025	5.125%	257,000	259,324
08/01/2025	7.000%	499,000	513,502
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	803,000	867,257
01/01/2026	4.875%	495,000	501,251
02/01/2027	6.250%	691,000	712,557
11/01/2027	5.125%	750,000	770,513
06/15/2028	4.625%	153,000	154,388
10/01/2028	6.125%	1,509,000	1,467,491
Total			86,852,193
Healthcare Insurance 0.2%
Centene Corp.
01/15/2025	4.750%	212,000	217,763
01/15/2025	4.750%	133,000	136,690
12/15/2027	4.250%	480,000	502,180
12/15/2029	4.625%	1,978,000	2,131,943
02/15/2030	3.375%	430,000	445,376
Centene Corp.(a)
04/01/2025	5.250%	496,000	515,594
06/01/2026	5.375%	745,000	782,430
08/15/2026	5.375%	358,000	379,674
Centene Corp.(c)
10/15/2030	3.000%	1,235,000	1,259,032
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,220,000	3,816,928
Total			10,187,610
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	621,000	693,014
06/01/2026	5.250%	104,000	116,967
Meritage Homes Corp.
04/01/2022	7.000%	439,000	468,081
06/01/2025	6.000%	607,000	679,510

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	159,000	159,279
04/01/2029	4.750%	175,000	174,228
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	191,000	207,963
08/01/2030	5.125%	1,127,000	1,203,390
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	623,000	657,325
TRI Pointe Group, Inc.
06/15/2028	5.700%	324,000	353,953
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	314,000	339,907
Total			5,053,617
Independent Energy 0.7%
Apache Corp.
11/15/2025	4.625%	333,000	317,360
11/15/2027	4.875%	443,000	418,906
02/01/2042	5.250%	252,000	225,361
04/15/2043	4.750%	120,000	106,618
01/15/2044	4.250%	424,000	360,276
Callon Petroleum Co.
10/01/2024	6.125%	130,000	37,405
07/01/2026	6.375%	1,050,000	256,560
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	4,844,246
06/30/2033	6.450%	1,795,000	2,197,918
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	33,000	10,693
CNX Resources Corp.(a)
03/14/2027	7.250%	823,000	839,460
Comstock Resources, Inc.
08/15/2026	9.750%	175,000	179,565
08/15/2026	9.750%	153,000	156,818
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,422,000	1,342,330
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	795,000	816,670
01/30/2028	5.750%	1,045,000	1,052,396
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,896,695
EQT Corp.
10/01/2027	3.900%	1,135,000	1,044,309
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	722,000	657,307
11/01/2028	6.250%	247,000	226,227
Jagged Peak Energy LLC
05/01/2026	5.875%	860,000	861,228
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.
09/15/2026	5.875%	1,778,000	1,487,881
Occidental Petroleum Corp.
02/15/2022	3.125%	338,000	320,065
08/15/2022	2.700%	979,000	914,205
08/15/2024	2.900%	1,035,000	878,348
07/15/2025	8.000%	494,000	496,625
08/15/2029	3.500%	1,415,000	1,084,264
09/01/2030	6.625%	1,313,000	1,210,435
09/15/2036	6.450%	539,000	459,874
03/15/2046	6.600%	1,627,000	1,403,783
08/15/2049	4.400%	682,000	478,288
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	2,148,000	2,137,803
02/15/2028	4.125%	264,000	249,481
QEP Resources, Inc.
03/01/2026	5.625%	278,000	157,769
SM Energy Co.
09/15/2026	6.750%	550,000	252,753
01/15/2027	6.625%	951,000	424,318
WPX Energy, Inc.
09/15/2024	5.250%	350,000	365,194
06/15/2028	5.875%	230,000	240,302
01/15/2030	4.500%	941,000	925,625
Total			33,335,361
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	338,000	326,345
11/15/2039	6.750%	799,000	801,328
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,399,009
Total			3,526,682
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	412,000	422,430
Cinemark USA, Inc.(a)
05/01/2025	8.750%	306,000	323,621
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	92,000	89,117
03/15/2026	5.625%	206,000	198,811
05/15/2027	6.500%	614,000	662,344
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	320,000	339,012
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	138,000	146,928
Viking Cruises Ltd.(a)
09/15/2027	5.875%	504,000	391,828

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VOC Escrow Ltd.(a)
02/15/2028	5.000%	77,000	68,281
Total			2,642,372
Life Insurance 0.7%
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	82,087
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	2,810,000	2,898,939
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	5,486,225
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	992,000	1,257,320
05/15/2047	4.270%	6,800,000	8,032,076
05/15/2050	3.300%	3,705,000	3,830,701
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,968,954
06/15/2046	4.800%	4,816,000	5,847,290
Total			34,403,592
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	138,000	143,957
05/01/2028	5.750%	152,000	160,190
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	673,000	692,447
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	496,000	481,600
Total			1,478,194
Media and Entertainment 0.5%
Clear Channel International BV(a)
08/01/2025	6.625%	642,000	657,526
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	851,000	825,222
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,004,000	962,806
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	510,000	360,864
08/15/2027	6.625%	193,000	100,410
Discovery Communications LLC
05/15/2049	5.300%	8,547,000	10,389,578
iHeartCommunications, Inc.
05/01/2026	6.375%	142,350	148,360
05/01/2027	8.375%	1,592,774	1,572,540
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	274,000	267,992
01/15/2028	4.750%	569,000	537,269
Lamar Media Corp.(a)
02/15/2028	3.750%	138,000	137,708
01/15/2029	4.875%	146,000	152,127
Netflix, Inc.
04/15/2028	4.875%	1,215,000	1,364,818
11/15/2028	5.875%	311,000	371,066
05/15/2029	6.375%	1,124,000	1,387,149
Netflix, Inc.(a)
11/15/2029	5.375%	379,000	446,255
06/15/2030	4.875%	276,000	314,610
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	327,000	331,959
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	453,000	466,316
10/01/2030	5.875%	338,000	351,387
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	94,000	91,841
03/15/2030	4.625%	321,000	309,511
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	105,000	101,854
TEGNA, Inc.(a)
03/15/2026	4.750%	176,000	179,548
09/15/2029	5.000%	499,000	492,233
Twitter, Inc.(a)
12/15/2027	3.875%	481,000	500,232
Total			22,821,181
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	336,000	346,779
09/30/2026	7.000%	311,000	322,106
Constellium NV(a)
05/15/2024	5.750%	290,000	294,806
03/01/2025	6.625%	157,000	160,774
02/15/2026	5.875%	1,896,000	1,945,999
Constellium SE(a)
06/15/2028	5.625%	829,000	846,100
Freeport-McMoRan, Inc.
09/01/2029	5.250%	316,000	338,613
08/01/2030	4.625%	1,121,000	1,179,100
03/15/2043	5.450%	1,285,000	1,425,524
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	992,000	1,011,557
04/01/2029	6.125%	843,000	834,304

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
09/30/2026	5.875%	773,000	793,169
01/30/2030	4.750%	1,806,000	1,772,739
Total			11,271,570
Midstream 2.1%
Cheniere Energy Partners LP
10/01/2026	5.625%	408,000	424,379
10/01/2029	4.500%	384,000	393,625
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	796,000	817,623
DCP Midstream Operating LP
03/15/2023	3.875%	105,000	103,782
05/15/2029	5.125%	1,062,000	1,046,553
04/01/2044	5.600%	381,000	347,745
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	270,799
Enterprise Products Operating LLC
01/31/2060	3.950%	2,320,000	2,305,659
EQM Midstream Partners LP(a)
07/01/2025	6.000%	354,000	365,084
07/01/2027	6.500%	336,000	356,002
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	41,000	35,169
02/01/2028	7.750%	397,000	344,734
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	676,000	662,899
Kinder Morgan, Inc.
02/15/2046	5.050%	23,450,000	26,474,481
MPLX LP
04/15/2048	4.700%	6,430,000	6,509,629
NuStar Logistics LP
10/01/2025	5.750%	382,000	394,354
06/01/2026	6.000%	624,000	626,374
04/28/2027	5.625%	345,000	341,082
10/01/2030	6.375%	336,000	348,776
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	28,370,000	25,230,671
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	418,000	386,969
Sunoco LP/Finance Corp.
01/15/2023	4.875%	644,000	648,871
02/15/2026	5.500%	361,000	361,542
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	186,000	187,695
03/01/2027	6.000%	228,000	210,569
01/15/2028	5.500%	241,000	218,067
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	839,000	840,814
01/15/2028	5.000%	789,000	770,052
01/15/2029	6.875%	208,000	222,704
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	1,364,000	1,356,456
02/01/2031	4.875%	565,000	547,769
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	629,704
Western Gas Partners LP
08/15/2048	5.500%	8,000,000	6,592,614
Williams Companies, Inc. (The)
09/15/2045	5.100%	16,620,000	18,666,804
Total			99,040,050
Natural Gas 0.8%
NiSource, Inc.
05/01/2030	3.600%	5,900,000	6,725,006
02/15/2043	5.250%	990,000	1,305,620
05/15/2047	4.375%	14,315,000	17,679,725
Sempra Energy
11/15/2020	2.850%	10,845,000	10,858,150
06/15/2027	3.250%	637,000	699,836
Total			37,268,337
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	519,000	497,427
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	227,000	213,904
Nabors Industries Ltd.(a)
01/15/2026	7.250%	367,000	183,287
01/15/2028	7.500%	152,000	73,518
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	145,860	93,980
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	82,680	73,773
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	121,000	96,924
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	816,000	546,720
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	233,000	231,203
Total			2,010,736
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	369,000	378,301

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hillenbrand, Inc.
06/15/2025	5.750%	462,000	494,460
Total			872,761
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,156,000	1,071,132
02/01/2027	4.250%	67,000	57,904
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	441,000	440,723
Total			1,569,759
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	777,000	806,720
08/15/2026	4.125%	1,131,000	1,145,010
08/15/2027	5.250%	419,000	427,278
08/15/2027	5.250%	343,000	349,320
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	144,000	151,652
Berry Global, Inc.(a)
02/15/2026	4.500%	638,000	646,160
BWAY Holding Co.(a)
04/15/2024	5.500%	440,000	441,547
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	808,000	821,509
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	221,000	223,758
07/15/2024	7.000%	260,000	264,682
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	472,000	488,688
08/15/2027	8.500%	730,000	787,402
Total			6,553,726
Pharmaceuticals 1.1%
AbbVie, Inc.(a)
06/15/2044	4.850%	7,435,000	9,181,226
11/21/2049	4.250%	14,605,000	17,274,943
Amgen, Inc.
02/21/2050	3.375%	12,605,000	13,603,996
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	952,000	974,464
11/01/2025	5.500%	436,000	447,209
04/01/2026	9.250%	484,000	532,300
01/31/2027	8.500%	883,000	970,218
08/15/2027	5.750%	484,000	515,173
01/30/2028	5.000%	156,000	151,482
02/15/2029	6.250%	1,522,000	1,566,538
01/30/2030	5.250%	155,000	152,363
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
02/20/2048	4.550%	1,900,000	2,554,034
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	649,000	663,500
07/15/2027	5.000%	57,000	59,590
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	157,000	157,025
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	762,000	796,359
06/30/2028	6.000%	257,000	189,884
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	412,000	424,170
06/15/2028	5.000%	368,000	383,533
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,080,000	1,130,465
Total			51,728,472
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	1,117,000	1,171,119
HUB International Ltd.(a)
05/01/2026	7.000%	1,106,000	1,145,542
MGIC Investment Corp.
08/15/2028	5.250%	107,000	110,589
Radian Group, Inc.
03/15/2027	4.875%	174,000	173,549
USI, Inc.(a)
05/01/2025	6.875%	146,000	148,056
Total			2,748,855
Railroads 0.3%
CSX Corp.
11/01/2066	4.250%	6,465,000	8,011,517
Union Pacific Corp.
02/05/2070	3.750%	6,110,000	6,909,245
Total			14,920,762
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,256,674
04/15/2025	5.750%	101,000	107,750
10/15/2025	5.000%	85,000	87,167
01/15/2028	3.875%	139,000	141,454
IRB Holding Corp.(a)
06/15/2025	7.000%	1,092,000	1,165,456
02/15/2026	6.750%	1,503,000	1,504,081
Yum! Brands, Inc.(a)
04/01/2025	7.750%	470,000	521,107

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.
03/15/2031	3.625%	490,000	489,869
Total			5,273,558
Retailers 0.3%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	151,000	151,570
03/01/2030	4.750%	82,000	82,295
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	51,000	53,695
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	224,000	219,742
L Brands, Inc.(a)
07/01/2025	6.875%	410,000	442,279
07/01/2025	9.375%	105,000	120,498
10/01/2030	6.625%	850,000	867,457
L Brands, Inc.
06/15/2029	7.500%	130,000	136,429
11/01/2035	6.875%	303,000	298,677
Lowe’s Companies, Inc.
05/03/2047	4.050%	7,035,000	8,371,780
Penske Automotive Group, Inc.
12/01/2024	5.375%	322,000	328,604
09/01/2025	3.500%	119,000	118,598
PetSmart, Inc.(a)
03/15/2023	7.125%	1,437,000	1,450,528
06/01/2025	5.875%	610,000	624,780
Total			13,266,932
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	169,000	174,660
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	171,000	188,168
02/15/2028	5.875%	648,000	691,900
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	524,000	520,265
01/15/2027	4.625%	829,000	847,967
02/15/2030	4.875%	947,000	990,272
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,989,040
02/01/2047	4.450%	5,000	6,161
01/15/2048	4.650%	4,471,000	5,663,828
Total			13,072,261
Technology 1.9%
Apple, Inc.
05/11/2050	2.650%	7,370,000	7,657,057
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(a)
08/01/2025	6.875%	1,343,000	1,381,184
08/01/2025	6.875%	242,000	247,312
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	246,000	259,914
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	641,000	648,239
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	103,000	110,019
03/01/2026	9.125%	62,000	65,651
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	21,230,000	23,515,214
Broadcom, Inc.
11/15/2030	4.150%	3,715,000	4,167,457
Camelot Finance SA(a)
11/01/2026	4.500%	424,000	434,214
CDK Global, Inc.
06/01/2027	4.875%	205,000	215,556
CommScope Technologies LLC(a)
06/15/2025	6.000%	490,000	496,536
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	100,000	100,041
Gartner, Inc.(a)
07/01/2028	4.500%	458,000	481,089
10/01/2030	3.750%	649,000	657,274
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	474,000	501,854
Intel Corp.
05/11/2047	4.100%	9,544,000	11,995,016
Iron Mountain, Inc.(a)
07/15/2028	5.000%	312,000	319,480
09/15/2029	4.875%	139,000	141,312
07/15/2030	5.250%	1,173,000	1,222,532
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	722,000	730,617
Microchip Technology, Inc.(a)
09/01/2025	4.250%	633,000	656,506
NCR Corp.(a)
04/15/2025	8.125%	395,000	436,714
09/01/2027	5.750%	211,000	220,449
10/01/2028	5.000%	1,123,000	1,123,329
09/01/2029	6.125%	570,000	603,821
10/01/2030	5.250%	451,000	450,955
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,090,000	2,287,330
Oracle Corp.
04/01/2050	3.600%	14,120,000	15,804,600

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(a)
05/31/2023	5.500%	1,491,000	1,339,446
PTC, Inc.(a)
02/15/2025	3.625%	484,000	490,876
02/15/2028	4.000%	105,000	108,009
QualityTech LP/QTS Finance Corp.(a),(c)
10/01/2028	3.875%	1,073,000	1,079,605
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	39,000	41,758
11/15/2026	8.250%	1,051,000	1,150,978
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	239,000	262,968
09/01/2025	7.375%	736,000	742,480
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	171,000	178,734
Switch Ltd.(a)
09/15/2028	3.750%	221,000	223,198
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	625,000	653,979
06/01/2025	6.750%	482,000	491,751
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	4,250,000	4,299,014
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,173,000	1,275,674
Total			89,269,742
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	223,000	202,724
07/15/2027	5.750%	234,000	210,714
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	8,691,939
11/01/2046	4.200%	3,105,000	3,567,312
FedEx Corp.
04/01/2046	4.550%	14,390,000	17,386,243
Hertz Corp. (The)(a),(k)
06/01/2022	0.000%	187,000	171,154
10/15/2024	0.000%	1,818,000	835,767
08/01/2026	0.000%	927,000	424,047
01/15/2028	0.000%	1,196,000	553,336
Hertz Corp. (The)(k)
10/15/2022	0.000%	651,000	299,534
XPO Logistics, Inc.(a)
06/15/2022	6.500%	212,000	212,486
Total			32,555,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
Altice France Holding SA(a)
05/15/2027	10.500%	404,000	449,041
02/15/2028	6.000%	1,190,000	1,132,739
Altice France SA(a)
05/01/2026	7.375%	873,000	914,849
02/01/2027	8.125%	290,000	315,953
01/15/2028	5.500%	1,919,000	1,940,055
American Tower Corp.
08/15/2029	3.800%	10,590,000	12,128,657
SBA Communications Corp.
09/01/2024	4.875%	931,000	954,066
SBA Communications Corp.(a)
02/15/2027	3.875%	362,000	367,827
Sprint Capital Corp.
03/15/2032	8.750%	679,000	994,305
Sprint Corp.
02/15/2025	7.625%	1,682,000	1,972,959
03/01/2026	7.625%	1,011,000	1,221,689
T-Mobile USA, Inc.
01/15/2026	6.500%	1,084,000	1,132,859
02/01/2026	4.500%	361,000	371,882
04/15/2027	5.375%	350,000	374,305
02/01/2028	4.750%	553,000	591,491
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	390,000	442,787
04/15/2040	4.375%	5,195,000	6,085,859
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	465,000	473,449
Total			31,864,772
Wirelines 1.2%
AT&T, Inc.
06/15/2045	4.350%	4,822,000	5,426,335
AT&T, Inc.(a)
09/15/2055	3.550%	21,596,000	20,909,449
CenturyLink, Inc.
03/15/2022	5.800%	960,000	990,503
12/01/2023	6.750%	552,000	606,007
04/01/2025	5.625%	1,124,000	1,202,385
CenturyLink, Inc.(a)
12/15/2026	5.125%	740,000	757,974
02/15/2027	4.000%	156,000	158,335
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	432,000	425,221
03/01/2028	6.125%	1,133,000	1,169,211
Telecom Italia Capital SA
09/30/2034	6.000%	119,000	138,037

34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
09/21/2028	4.329%	7,490,000	9,092,882
08/10/2033	4.500%	11,250,000	14,227,898
Total			55,104,237
Total Corporate Bonds & Notes (Cost $1,196,589,686)			1,280,601,119

Foreign Government Obligations(l),(m) 4.8%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,328,520
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	167,000	163,816
06/01/2027	5.250%	692,000	650,151
Total			813,967
Colombia 0.5%
Colombia Government International Bond
05/15/2049	5.200%	9,733,000	11,789,447
Ecopetrol SA
04/29/2030	6.875%	8,700,000	10,415,009
Total			22,204,456
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,749,141
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,040,419
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,865,407
03/15/2024	7.500%	2,256,000	2,459,904
Total			6,325,311
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,681,049
Indonesia 0.5%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	776,190
05/15/2030	5.450%	3,550,000	4,102,369
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
05/30/2044	6.450%		3,400,000	4,467,216
01/21/2050	4.175%		11,536,000	11,591,891
Total				20,937,666
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		5,205,000	5,224,244
10/17/2031	5.875%	EUR	10,000,000	10,614,887
Total				15,839,131
Mexico 1.4%
Petroleos Mexicanos
09/21/2047	6.750%		39,229,000	30,330,670
02/12/2048	6.350%		17,045,000	12,798,717
Petroleos Mexicanos(a)
01/28/2060	6.950%		27,920,000	21,581,818
Total				64,711,205
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		2,256,000	2,282,130
Panama 0.2%
Panama Government International Bond
04/01/2056	4.500%		3,550,000	4,449,357
07/23/2060	3.870%		4,669,000	5,357,677
Total				9,807,034
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		5,000,000	6,750,474
Romania 0.3%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	9,400,000	12,012,920
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	3,062,238
Saudi Arabia 0.3%
Saudi Government International Bond(a)
04/17/2049	5.000%		5,250,000	6,819,920
01/21/2055	3.750%		7,800,000	8,479,280
Total				15,299,200
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		1,775,000	1,753,781

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	5,000,000	4,784,587
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%	4,000,000	3,646,978
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%	1,800,000	1,695,027
United Arab Emirates 0.5%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	9,550,000	10,246,378
04/16/2050	3.875%	3,750,000	4,590,327
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	2,256,000	2,380,340
DP World PLC(a)
07/02/2037	6.850%	2,660,000	3,334,863
09/25/2048	5.625%	2,278,000	2,601,730
Total			23,153,638
Total Foreign Government Obligations (Cost $230,313,123)			224,878,872

Municipal Bonds 0.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	1,510,000	2,156,386
Total Municipal Bonds (Cost $1,908,283)			2,156,386

Residential Mortgage-Backed Securities - Agency 36.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2045	3.500%	23,451,326	26,099,024
10/01/2045	4.000%	14,321,976	15,589,479
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.748%	855,007	131,839
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.898%	2,215,004	424,555
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	6.048%	15,396,803	3,367,273
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.902%	46,200,630	10,027,958
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.902%	21,962,359	4,545,385
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.898%	5,097,811	906,076
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.818%	2,095,147	403,640
Federal Home Loan Mortgage Corp.(h)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,067,054	299,604
CMO Series 4182 Class DI
05/15/2039	3.500%	3,369,267	90,640
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	2.865%	2,157,598	130,331
Federal National Mortgage Association
02/01/2027- 08/01/2029	3.000%	12,298,496	12,914,192
08/01/2034	5.500%	701,212	826,257
08/01/2040- 08/01/2041	4.500%	4,273,160	4,787,385
08/01/2043- 06/01/2045	3.500%	9,315,509	10,129,503
05/01/2044- 05/01/2048	4.000%	40,422,950	44,166,313
CMO Series 2017-72 Class B
09/25/2047	3.000%	24,494,593	26,302,355

36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(n)
10/01/2040- 06/01/2044	4.500%	9,896,457	11,100,938
Federal National Mortgage Association(h)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	3,674,370	223,271
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.752%	3,536,122	778,638
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.002%	4,465,647	798,431
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.852%	2,759,995	572,445
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.852%	14,804,357	3,322,672
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.852%	38,162,520	8,633,507
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.002%	16,828,203	3,942,582
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.952%	17,353,775	3,654,658
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.002%	13,099,408	2,837,980
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.002%	29,317,201	5,886,314
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.052%	18,814,029	3,629,651
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.052%	17,816,445	2,937,501
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.002%	27,474,356	6,201,781
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.902%	66,275,210	14,199,523
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.902%	42,976,211	10,014,110
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.902%	34,119,116	7,199,765
Government National Mortgage Association(n)
04/20/2048	4.500%	29,675,087	32,115,076
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,061,799	467,840
Government National Mortgage Association(b),(h)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.044%	18,651,625	4,628,298
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.044%	26,194,969	6,358,734
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.044%	13,650,869	2,590,770

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	5.994%	16,928,783	3,573,791
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.044%	18,780,369	3,179,086
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.044%	19,667,771	4,403,260
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.094%	22,748,804	4,502,732
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.044%	18,858,238	3,847,412
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.994%	15,335,955	3,109,785
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.044%	43,508,575	9,417,636
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.994%	36,345,086	7,019,588
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.044%	19,852,728	4,025,123
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.044%	22,003,825	4,079,208
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.044%	24,875,112	4,191,792
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.844%	31,923,627	7,039,798
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.994%	24,023,754	4,982,606
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.994%	26,526,714	5,381,957
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.894%	26,504,098	4,970,822
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	5.994%	24,400,476	4,266,819
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	5.994%	33,975,418	6,050,081
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.894%	23,305,032	2,684,560
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.994%	26,414,821	4,670,172
Government National Mortgage Association TBA(c)
10/21/2050	2.500%	146,000,000	153,328,515

38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035- 10/14/2050	2.500%	368,500,000	386,340,194
10/19/2035- 10/14/2050	3.000%	340,000,000	356,289,804
10/19/2035- 10/14/2050	3.500%	97,000,000	102,302,461
10/14/2050	2.000%	175,000,000	180,933,594
10/14/2050	4.000%	83,000,000	88,523,067
10/14/2050	4.500%	50,000,000	54,085,938
Total Residential Mortgage-Backed Securities - Agency (Cost $1,661,018,564)			1,706,436,095

Residential Mortgage-Backed Securities - Non-Agency 29.0%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	14,187,254	13,458,959
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,768,813
CMO Series 2019-2 Class A2
03/25/2049	3.782%	4,956,559	5,065,721
CMO Series 2019-2 Class A3
03/25/2049	3.833%	4,121,770	4,192,826
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	1,692,247	1,694,583
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	4,028,010	4,178,109
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	7,466,445	7,713,009
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G75
05/24/2036	3.166%	1,187,257	1,188,056
Bayview Opportunity Master Fund IIIb Trust(a),(g)
Series 2019-LT2 Class A1
10/28/2034	3.376%	2,432,731	2,436,571
Bayview Opportunity Master Fund Trust(a),(g)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	5,425,844	5,408,932
Bayview Opportunity Master Fund V Trust(a),(e),(g)
CMO Series 2020-RN3 Class A1
09/25/2035	3.105%	8,000,000	8,000,000
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.525%	6,981,487	6,821,174
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	1.525%	1,637,387	1,635,067
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.775%	18,740,000	18,430,278
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.475%	888,045	887,906
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.275%	1,693,363	1,686,371
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.775%	29,000,000	28,120,891
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.675%	3,774,500	3,417,340
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.583%	5,000,000	4,999,807
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	1.575%	2,493,861	2,480,390
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	6,017,822	6,125,833
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	2,700,575	2,727,343
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	3,750,000	3,615,871
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	9,616,928	9,717,007
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.925%	14,900,000	14,303,383
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	17,440,927	18,013,173

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.225%	2,012,747	1,972,864
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-12 Class 3A1
10/25/2035	3.687%	1,724,759	1,730,919
CMO Series 2014-C Class A
02/25/2054	3.250%	216,594	216,958
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,010,398	1,080,722
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	7,506,475	7,723,843
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	6,796,330	6,775,138
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	2,936,520	29,576
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	3,416,576	3,718,943
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,297,950	3,468,672
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	6,107,432
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	4,036,204
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.298%	13,002,326	11,750,860
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2011-12R Class 3A1
07/27/2036	2.868%	224,377	224,232
Credit Suisse Mortgage Trust(a),(j)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.309%	4,976,865	5,014,961
CSMC Ltd.(a),(g),(h)
CMO Subordinated Series 2020-BPL2 Class A1
03/25/2026	3.453%	13,750,000	13,749,996
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	19,074,634	19,371,304
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.526%	9,853,907	9,926,092
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Subordinated Series 2020-RPL3 Class A1
03/25/2060	2.691%	13,000,000	12,999,808
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	515,249
CMO Series 2018-4A Class M1
10/25/2058	4.735%	11,655,000	11,755,857
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	857,347
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,982,794
Eagle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.598%	34,600,000	33,244,036
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	3,174,648	3,291,773
CMO Series 2018-1 Class A3
10/25/2058	4.394%	3,660,967	3,749,042
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,796,094
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.925%	3,600,000	3,653,222
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	39,500,000	39,882,723
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	9,850,000	9,635,166
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.898%	10,250,000	10,355,856
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.148%	12,300,000	12,334,348
GCAT LLC(a),(g)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	4,385,374	4,293,624
CMO Series 2020-1 Class A1
01/26/2060	2.981%	10,345,581	10,258,527
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	10,566,520	10,771,306

40	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(g)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	5,134,947	5,296,813
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	7,088,930	7,228,729
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.075%	16,100,000	15,953,158
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	29,377,720	28,781,299
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	25,265,000	24,872,347
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	15,000,000	15,000,000
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	170,505	171,192
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	6.500%	8,470,936	8,437,294
CMO Series 2017-GS1 Class A2
01/25/2057	6.500%	3,081,028	2,935,277
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	8,616,126	8,645,438
LVII Resecuritization Trust(a),(g)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	4.750%	9,868,388	9,907,682
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	5,924,401	5,573,127
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	12,559,883	12,221,294
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	5,279,597	5,111,970
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	9,099,116	9,646,658
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	7,821,362	7,822,273
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	18,846,370	18,841,499
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	16,848,518	16,907,437
Series 2018-PLS1 Class C
01/25/2023	3.981%	11,034,593	10,968,245
Subordinated CMO Series 2018-PLS1 Class B
01/25/2023	3.588%	3,796,849	3,804,377
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	7,434,751	7,542,552
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	9,846,022	9,507,334
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.698%	1,962,255	1,946,157
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.548%	257,839	257,565
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.098%	14,000,000	13,759,276
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.175%	1,218,181	1,216,979
OMSR(a),(d),(e)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	9,622,784	8,949,189
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.170%	16,950,419	16,144,506
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.920%	14,728,501	14,202,428
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.998%	54,900,000	53,583,158
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.825%	73,650,000	71,060,260

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	10,353,350	10,442,640
CMO Series 2019-1A Class A1
01/25/2024	4.500%	21,228,199	21,439,020
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	5,776,646	5,824,915
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	10,053,000	9,894,990
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	8,841,720	8,886,915
CMO Series 2020-RPL1 Class A1
05/27/2060	3.819%	6,564,993	6,631,871
PRPM LLC(a),(g)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	24,135,623	24,082,201
CMO Series 2020-1A Class A1
02/25/2025	2.981%	56,334,092	55,847,089
CMO Series 2020-2 Class A1
08/25/2025	3.671%	8,460,998	8,462,480
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.598%	17,350,000	16,615,064
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.898%	10,000,000	9,884,949
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	3.082%	1,074,223	1,046,573
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	5,713,413	6,098,493
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	52,762	52,762
CMO Series 2019-2 Class A1
11/25/2024	3.475%	31,231,562	31,160,682
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	113,119	113,119
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	2,881,167	2,873,524
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	3,900,246	3,899,801
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,772,166
Stonnington Mortgage Trust(a),(e),(g)
CMO Series 2020-1 Class A
07/28/2024	5.500%	22,709,964	22,709,964
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	23,928,816	23,966,853
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	12,200,000	12,310,831
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.175%	6,680,393	6,689,894
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(g)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	3,602,674	3,600,489
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(g)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	17,967,109	17,967,095
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	14,600,000	13,964,939
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(g)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	13,883,598	13,854,919
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	13,357,208	13,367,893
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	5,950,000	5,893,989
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	3,817,540	3,824,956
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	13,399,666	13,411,756
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	10,943,477	10,936,327
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	12,000,000	11,778,228
Verus Securitization Trust(a),(g)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	5,991,143	6,107,042

42	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	3,027,881	3,069,222
CMO Series 2019-3 Class A3
07/25/2059	3.040%	7,632,969	7,749,695
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,552,100
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	8,619,721	8,659,116
CMO Series 2020-1 Class A3
01/25/2060	2.724%	16,146,610	16,354,617
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	11,000,000	10,999,045
Visio Trust(a),(g)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	8,998,929	9,273,373
CMO Series 2019-2 Class A3
11/25/2054	3.076%	7,301,483	7,459,315
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,343,476,189)			1,359,189,326

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/20/2025	3.651%	272,396	269,503
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/20/2026	7.901%	76,349	75,109
Total			344,612
Food and Beverage 0.0%
BellRing Brands LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/10/2024	6.000%	216,562	216,653
Froneri International Ltd.(b),(e),(o)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/29/2028	5.897%	57,000	56,573
Total			273,226
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 06/28/2024	4.000%	131,789	129,812
Epicore Software Corp.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/22/2028	8.750%	235,000	240,875
Informatica LLC(o)
2nd Lien Term Loan
02/14/2025	7.125%	362,000	367,129
Project Alpha Intermediate Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	222,636	219,853
Total			957,669
Total Senior Loans (Cost $1,561,948)			1,575,507

U.S. Treasury Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	33,715,356
08/15/2048	3.000%	7,560,000	10,325,306
Total U.S. Treasury Obligations (Cost $37,272,716)			44,040,662

Options Purchased Puts 0.1%
Value ($)
(Cost $7,801,110)	6,285,720

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(p),(q)	173,860,084	173,842,698
Total Money Market Funds (Cost $173,853,651)		173,842,698
Total Investments in Securities (Cost: $5,880,169,520)		6,010,467,314
Other Assets & Liabilities, Net		(1,317,873,145)
Net Assets		4,692,594,169

At September 30, 2020, securities and/or cash totaling $59,491,038 were pledged as collateral.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,256,000 EUR	22,746,015 USD	UBS	10/20/2020	160,661	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	1,522	12/2020	GBP	207,159,420	—	(474,679)
U.S. Treasury 2-Year Note	1,532	12/2020	USD	338,512,157	81,024	—
U.S. Treasury 5-Year Note	2,253	12/2020	USD	283,948,406	209,903	—
U.S. Ultra Bond 10-Year Note	157	12/2020	USD	25,107,734	—	(50,603)
U.S. Ultra Treasury Bond	646	12/2020	USD	143,290,875	—	(2,211,824)
Total					290,927	(2,737,106)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,298)	12/2020	EUR	(226,526,960)	—	(1,627,734)
U.S. Treasury 10-Year Note	(839)	12/2020	USD	(117,066,719)	64,163	—
Total					64,163	(1,627,734)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	270,000,000	270,000,000	1.00	09/30/2021	4,698,000	4,698,000
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	383,100,000	383,100,000	1.00	12/29/2020	3,103,110	1,587,720
Total							7,801,110	6,285,720

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	4,183,139	(8,500)	734,303	—	3,440,336	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	847,925	(1,850)	134,597	—	711,478	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	984,268	(2,000)	247,156	—	735,112	—
Total							6,015,332	(12,350)	1,116,056	—	4,886,926	—

44	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.192	USD	6,500,000	(1,599,436)	3,250	—	(1,409,692)	—	(186,494)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	7.206	USD	9,790,000	(2,243,565)	4,895	—	(2,707,537)	468,867	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	10,000,000	(2,460,670)	5,000	—	(1,775,735)	—	(679,935)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	9,500,000	(2,337,636)	4,750	—	(1,624,429)	—	(708,457)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	19,200,000	(4,724,486)	9,600	—	(3,770,267)	—	(944,619)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.192	USD	22,500,000	(5,536,507)	11,250	—	(3,723,079)	—	(1,802,178)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	7.206	USD	6,100,000	(1,397,931)	3,050	—	(951,325)	—	(443,556)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.192	USD	7,000,000	(1,722,469)	3,500	—	(1,409,316)	—	(309,653)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.192	USD	10,000,000	(2,460,670)	5,000	—	(2,074,650)	—	(381,020)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.192	USD	14,250,000	(3,506,455)	7,125	—	(2,436,644)	—	(1,062,686)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	7.206	USD	7,200,000	(1,650,017)	3,600	—	(1,108,785)	—	(537,632)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	7.002	USD	7,200,000	(1,719,591)	3,600	—	(1,127,920)	—	(588,071)
Total								(31,359,433)	64,620	—	(24,119,379)	468,867	(7,644,301)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	3.832	USD	95,228,280	10,499,991	—	—	10,499,991	—
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $2,988,268,062, which represents 63.68% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $12,952,839, which represents 0.28% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $2,283,838, which represents 0.05% of total net assets.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	151,565,631	1,499,157,450	(1,476,873,297)	(7,086)	173,842,698	27,419	877,000	173,860,084
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
46	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	47

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 2.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.2%
Colombia Government International Bond
01/30/2030	3.000%		215,000	219,124
Hungary 0.1%
Hungary Government International Bond(c)
04/28/2032	1.625%	EUR	135,000	167,789
Mexico 0.2%
Mexico Government International Bond
04/22/2029	4.500%		65,000	72,990
04/16/2030	3.250%		135,000	138,431
Total				211,421
Panama 0.1%
Panama Government International Bond
04/01/2056	4.500%		50,000	62,667
Spain 1.1%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	960,000	1,159,363
United Kingdom 0.2%
United Kingdom Gilt(c)
01/22/2049	1.750%	GBP	145,000	233,936
Uruguay 0.1%
Uruguay Government International Bond
01/23/2031	4.375%		55,000	65,445
Total Foreign Government Obligations (Cost $2,012,661)				2,119,745

Inflation-Indexed Bonds(a) 94.4%

Australia 1.4%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	454,657	332,728
09/20/2030	2.500%	AUD	362,218	336,570
08/21/2035	2.000%	AUD	198,655	192,602
08/21/2040	1.250%	AUD	125,263	114,963
Australia Government Index-Linked Bond(c)
09/20/2025	3.000%	AUD	547,506	461,685
Total				1,438,548
Canada 2.0%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	272,494	215,287
12/01/2026	4.250%	CAD	226,516	224,309
12/01/2031	4.000%	CAD	307,783	354,184
12/01/2036	3.000%	CAD	233,126	274,483
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
12/01/2041	2.000%	CAD	265,224	296,232
12/01/2044	1.500%	CAD	415,397	440,978
12/01/2047	1.250%	CAD	261,513	275,223
12/01/2050	0.500%	CAD	84,453	77,320
Total				2,158,016
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,698,363	281,105
France 8.1%
France Government Bond OAT(c)
07/25/2023	2.100%	EUR	1,003,721	1,266,856
03/01/2025	0.100%	EUR	392,096	477,092
07/25/2027	1.850%	EUR	33,577	47,670
07/25/2029	3.400%	EUR	340,007	558,102
07/25/2030	0.700%	EUR	719,182	998,058
07/25/2032	3.150%	EUR	453,058	813,147
07/25/2047	0.100%	EUR	464,998	704,271
French Republic Government Bond OAT(c)
07/25/2022	1.100%	EUR	1,470,770	1,792,549
07/25/2024	0.250%	EUR	186,123	229,596
03/01/2028	0.100%	EUR	365,348	459,803
03/01/2036	0.100%	EUR	320,112	429,391
07/25/2040	1.800%	EUR	462,842	864,319
Total				8,640,854
Germany 2.5%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	576,572	795,711
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2023	0.100%	EUR	590,824	706,974
04/15/2026	0.100%	EUR	527,565	661,907
04/15/2046	0.100%	EUR	324,233	535,610
Total				2,700,202
Italy 6.6%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2021	2.100%	EUR	317,607	381,419
05/15/2022	0.100%	EUR	321,909	378,359
05/22/2023	0.450%	EUR	170,559	201,751
09/15/2023	2.600%	EUR	1,324,415	1,683,597
09/15/2026	3.100%	EUR	427,473	591,404
05/15/2028	1.300%	EUR	1,161,639	1,462,226
09/15/2032	1.250%	EUR	517,691	665,092
09/15/2035	2.350%	EUR	488,124	729,534
09/15/2041	2.550%	EUR	415,198	663,776
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	253,320	297,604
Total				7,054,762
48	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 5.8%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	734,300	6,955
03/10/2024	0.100%	JPY	104,200	986
09/10/2024	0.100%	JPY	43,196,400	409,377
03/10/2025	0.100%	JPY	119,075,200	1,126,792
03/10/2026	0.100%	JPY	94,199,424	890,504
03/10/2027	0.100%	JPY	96,306,584	910,879
03/10/2028	0.100%	JPY	86,062,582	815,216
03/10/2029	0.100%	JPY	211,415,670	2,002,981
Total				6,163,690
New Zealand 2.4%
New Zealand Government Inflation-Linked Bond(c)
09/20/2025	2.000%	NZD	1,465,934	1,096,624
09/20/2030	3.000%	NZD	620,769	557,306
09/20/2035	2.500%	NZD	586,366	559,120
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	302,432	303,880
Total				2,516,930
Spain 1.9%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	200,495	241,912
Spain Government Inflation-Linked Bond(c)
11/30/2024	1.800%	EUR	293,549	382,525
11/30/2027	0.650%	EUR	328,703	422,441
11/30/2030	1.000%	EUR	256,152	347,883
11/30/2033	0.700%	EUR	420,526	565,607
Total				1,960,368
Sweden 0.9%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,772	1,551
06/01/2022	0.250%	SEK	2,700,106	308,083
06/01/2025	1.000%	SEK	3,222,906	400,997
12/01/2028	3.500%	SEK	1,653,473	264,289
Total				974,920
United Kingdom 23.2%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2024	0.125%	GBP	36,408	52,174
03/22/2026	0.125%	GBP	34,177	52,232
11/22/2027	1.250%	GBP	22,740	39,364
08/10/2028	0.125%	GBP	331,884	546,678
07/22/2030	4.125%	GBP	43,162	99,889
11/22/2032	1.250%	GBP	447,127	926,923
03/22/2034	0.750%	GBP	456,066	928,664
01/26/2035	2.000%	GBP	572,009	1,336,110
11/22/2036	0.125%	GBP	486,524	980,054
11/22/2037	1.125%	GBP	596,423	1,403,472
03/22/2040	0.625%	GBP	584,262	1,337,034
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
08/10/2041	0.125%	GBP	430,709	937,378
11/22/2042	0.625%	GBP	546,957	1,324,370
03/22/2044	0.125%	GBP	570,383	1,290,679
03/22/2046	0.125%	GBP	438,236	1,025,483
11/22/2047	0.750%	GBP	508,475	1,388,232
08/10/2048	0.125%	GBP	364,011	890,381
03/22/2050	0.500%	GBP	492,647	1,338,514
03/22/2052	0.250%	GBP	455,794	1,223,824
11/22/2055	1.250%	GBP	485,232	1,731,487
11/22/2056	0.125%	GBP	213,028	607,437
03/22/2058	0.125%	GBP	347,218	1,014,909
03/22/2062	0.375%	GBP	467,816	1,569,415
11/22/2065	0.125%	GBP	257,560	885,466
03/22/2068	0.125%	GBP	466,188	1,715,971
Total				24,646,140
United States 39.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%		1,853,796	1,886,138
07/15/2022	0.125%		2,101,314	2,155,377
01/15/2023	0.125%		867,700	894,142
04/15/2023	0.625%		2,478,036	2,591,995
07/15/2023	0.375%		288,474	302,623
07/15/2024	0.125%		125,488	132,722
07/15/2025	0.375%		1,627,959	1,766,476
01/15/2026	0.625%		692,429	762,887
01/15/2026	2.000%		1,246,695	1,467,926
07/15/2026	0.125%		1,363,053	1,478,127
01/15/2027	0.375%		1,310,098	1,441,753
01/15/2027	2.375%		1,137,057	1,401,584
07/15/2027	0.375%		1,175,712	1,306,680
01/15/2028	0.500%		1,196,312	1,342,243
01/15/2028	1.750%		692,597	843,418
04/15/2028	3.625%		65,680	89,999
07/15/2028	0.750%		2,367,890	2,729,039
01/15/2029	0.875%		4,117,962	4,798,049
01/15/2029	2.500%		666,763	870,675
07/15/2029	0.250%		714,116	799,182
01/15/2030	0.125%		1,092,660	1,207,446
07/15/2030	0.125%		828,667	921,347
04/15/2032	3.375%		242,314	367,584
02/15/2040	2.125%		812,766	1,246,906
02/15/2041	2.125%		1,053,013	1,637,277
02/15/2042	0.750%		950,581	1,196,930
02/15/2043	0.625%		935,377	1,152,905
02/15/2044	1.375%		355,757	506,423
02/15/2045	0.750%		891,243	1,135,709
02/15/2046	1.000%		32,805	44,312
02/15/2047	0.875%		611,815	814,807
02/15/2048	1.000%		819,554	1,131,280
02/15/2049	1.000%		504,538	704,773
02/15/2050	0.250%		508,939	601,389
Total				41,730,123
Total Inflation-Indexed Bonds (Cost $90,521,552)				100,265,658

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	49

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
U.S. Treasury Obligations 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.7%
U.S. Treasury
08/15/2040	1.125%	150,000	147,469
08/15/2050	1.375%	595,000	583,843
Total			731,312
Total U.S. Treasury Obligations (Cost $730,851)			731,312

Options Purchased Calls 0.3%
Value ($)
(Cost $148,870)	372,187

Options Purchased Puts 0.1%
Value ($)
(Cost $264,426)	84,362

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(d),(e)	3,875,794	3,875,407
Total Money Market Funds (Cost $3,875,697)		3,875,407
Total Investments in Securities (Cost $97,554,057)		107,448,671
Other Assets & Liabilities, Net		(1,201,365)
Net Assets		$106,247,306

At September 30, 2020, securities and/or cash totaling $601,071 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,149,000 EUR	1,377,864 USD	Citi	10/05/2020	30,633	—
4,071,272 GBP	5,475,265 USD	Citi	10/05/2020	221,817	—
772,395,000 JPY	7,294,615 USD	Citi	10/05/2020	—	(29,345)
3,737,000 NZD	2,525,752 USD	Citi	10/05/2020	53,544	—
8,688,000 SEK	1,004,725 USD	Citi	10/05/2020	34,603	—
669,191 USD	516,000 GBP	Citi	10/05/2020	—	(3,360)
228,663 USD	24,335,000 JPY	Citi	10/05/2020	2,085	—
903,561 USD	94,744,000 JPY	Citi	10/05/2020	—	(5,185)
1,996,000 AUD	1,472,823 USD	Citi	10/06/2020	43,176	—
90,000 EUR	83,366 GBP	Citi	11/02/2020	1,999	—
185,000 EUR	168,023 GBP	Citi	11/02/2020	—	(202)
125,000 EUR	146,860 USD	Citi	11/04/2020	201	—
336,832 GBP	434,778 USD	Citi	11/04/2020	70	—
144,834 CAD	110,000 USD	Citi	12/11/2020	1,197	—
110,000 USD	145,057 CAD	Citi	12/11/2020	—	(1,029)
276,632 CAD	210,000 USD	Citi	12/16/2020	2,175	—
420,645 CAD	315,000 USD	Citi	12/16/2020	—	(1,018)
420,000 USD	554,849 CAD	Citi	12/16/2020	—	(3,159)
270,000 USD	6,105,356 MXN	Citi	12/17/2020	3,675	—
2,860,000 CAD	2,189,625 USD	Deutsche Bank	10/05/2020	41,731	—
1,747,000 DKK	281,422 USD	Deutsche Bank	10/05/2020	6,285	—
17,274,800 EUR	20,553,125 USD	Deutsche Bank	10/05/2020	297,995	—
16,188,879 GBP	21,498,443 USD	Deutsche Bank	10/05/2020	608,793	—
4,885,511 JPY	46,090 USD	Deutsche Bank	10/05/2020	—	(235)
79,263 NZD	53,571 USD	Deutsche Bank	10/05/2020	1,135	—
20,221,864 USD	17,274,800 EUR	Deutsche Bank	10/05/2020	33,267	—
52,057 USD	43,802 EUR	Deutsche Bank	10/05/2020	—	(698)
20,816,098 USD	16,188,879 GBP	Deutsche Bank	10/05/2020	73,552	—
1,486,377 USD	1,109,837 GBP	Deutsche Bank	10/05/2020	—	(54,276)
164,946 GBP	185,000 EUR	Deutsche Bank	11/02/2020	4,173	—
50,734 CAD	37,985 USD	Deutsche Bank	11/04/2020	—	(121)
29,086 EUR	34,131 USD	Deutsche Bank	11/04/2020	5	—
17,274,800 EUR	20,234,319 USD	Deutsche Bank	11/04/2020	—	(33,728)
50	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
591,551 GBP	764,881 USD	Deutsche Bank	11/04/2020	1,438	—
16,188,879 GBP	20,819,255 USD	Deutsche Bank	11/04/2020	—	(73,752)
Total				1,463,549	(206,108)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	22	12/2020	GBP	2,994,420	10,032	—
U.S. Treasury 2-Year Note	33	12/2020	USD	7,291,711	3,817	—
U.S. Treasury 5-Year Note	35	12/2020	USD	4,411,094	3,700	—
Total					17,549	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(6)	12/2020	CAD	(910,860)	11	—
Euro-BTP	(1)	12/2020	EUR	(147,580)	—	(2,428)
Euro-Bund	(9)	12/2020	EUR	(1,570,680)	—	(8,784)
Euro-Buxl 30-Year	(1)	12/2020	EUR	(222,680)	—	(2,102)
U.S. Long Bond	(1)	12/2020	USD	(176,281)	—	(253)
U.S. Treasury 10-Year Note	(3)	12/2020	USD	(418,594)	699	—
U.S. Treasury 10-Year Note	(14)	12/2020	USD	(1,953,438)	—	(3,649)
U.S. Ultra Bond 10-Year Note	(8)	12/2020	USD	(1,279,375)	959	—
U.S. Ultra Bond 10-Year Note	(28)	12/2020	USD	(4,477,813)	—	(19,399)
Total					1,669	(36,615)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	400,000	400,000	1.46	08/16/2021	14,315	26,985
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	351,500	351,500	2.98	03/07/2024	16,113	64,411
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	63,142
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	14,254
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	16,735
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	16,657
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	16,959
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	62,840
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	95,000	95,000	2.87	02/22/2039	4,719	14,824
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	130,000	130,000	0.89	04/30/2025	7,013	4,740
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	95,000	95,000	1.28	06/04/2025	5,140	5,109
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	95,000	95,000	1.42	06/05/2025	5,092	5,894
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	1,200,000	1,200,000	0.39	05/22/2023	3,660	2,891
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	51

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	2,110,000	2,110,000	1.77	11/05/2024	12,438	25,341
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month JPY LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	11,657
90-Day Euro$ Future	UBS	USD	10,976,900	44	99.75	12/13/2021	7,772	11,000
EUR Call/GBP Put	Citi	EUR	465,000	465,000	0.90	11/02/2020	7,439	8,748
Total							148,870	372,187

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	400,000	400,000	1.46	08/16/2021	14,315	2,227
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/02/2022	10,530	1,719
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/08/2022	9,227	1,746
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	351,500	351,500	2.98	03/07/2024	16,093	1,917
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	1,985
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/13/2024	16,763	4,048
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/20/2024	15,708	4,083
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	8,578
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	1,939
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	1,957
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	1,908
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	11,256
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000	95,000	2.87	02/22/2039	4,606	3,247
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	130,000	130,000	0.89	04/30/2025	7,013	9,002
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.28	06/04/2025	5,140	4,756
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.42	06/05/2025	5,092	4,117
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	180
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	2,110,000	2,110,000	1.77	11/05/2024	10,492	1,827
20-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	49
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	470,000	470,000	2.85	05/09/2022	27,754	3,521
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	390,000	390,000	3.80	06/07/2021	14,896	82
52	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
U.S. Treasury 10-Year Note	UBS	USD	1,953,438	14	139.50	11/20/2020	10,400	10,062
U.S. Treasury 10-Year Note	UBS	USD	1,953,438	14	138.00	11/20/2020	4,303	4,156
Total							264,426	84,362

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(527,000)	(527,000)	2.78	3/08/2021	(16,199)	(103,823)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(320,000)	(320,000)	0.74	4/01/2021	(8,960)	(4,762)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(87,500)	(87,500)	0.85	4/07/2021	(2,275)	(1,838)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(100,000)	(100,000)	0.88	4/14/2021	(2,750)	(2,276)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(100,000)	(100,000)	0.77	4/15/2021	(2,740)	(1,668)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(120,000)	(120,000)	0.79	4/15/2021	(3,247)	(2,152)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(46,717)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(110,000)	(110,000)	0.69	4/06/2021	(2,989)	(1,426)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(120,000)	(120,000)	0.74	4/06/2021	(3,120)	(1,827)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(210,000)	(210,000)	0.87	4/09/2021	(5,691)	(4,702)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(100,000)	(100,000)	0.72	4/16/2021	(2,760)	(1,452)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(320,000)	(320,000)	0.74	4/19/2021	(8,888)	(4,949)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(200,000)	(200,000)	0.69	5/13/2021	(5,092)	(2,804)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(410,000)	(410,000)	0.75	6/02/2021	(10,281)	(6,992)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(205,000)	(205,000)	0.74	6/25/2021	(5,397)	(3,576)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(205,000)	(205,000)	0.72	6/29/2021	(5,356)	(3,349)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(210,000)	(210,000)	0.67	7/14/2021	(5,365)	(3,075)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(200,000)	(200,000)	0.45	9/30/2021	(1,920)	(1,920)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(210,000)	(210,000)	0.74	5/02/2022	(7,266)	(4,734)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	53

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,110,000)	(2,110,000)	1.58	11/05/2020	(5,664)	(28,921)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,110,000)	(2,110,000)	0.37	3/17/2021	(3,640)	(3,669)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(700,000)	(700,000)	0.61	4/06/2023	(2,608)	(2,626)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,200,000)	(1,200,000)	0.69	4/11/2023	(4,605)	(5,198)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,107,500)	(1,107,500)	1.53	12/11/2020	(5,385)	(28,974)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,110,000)	(1,110,000)	1.53	12/14/2020	(5,328)	(29,038)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(247,500)	(247,500)	(0.12)	9/12/2022	(3,683)	(4,806)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(250,000)	(250,000)	(0.04)	9/13/2022	(3,974)	(5,712)
5-Year OTC interest rate swap with Citi to receive 6-Month EURIBOR and pay exercise rate	Citi	EUR	(530,000)	(530,000)	(0.02)	4/07/2022	(6,597)	(12,446)
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(570,000)	(570,000)	0.61	6/15/2022	(8,593)	(7,135)
5-Year OTC interest rate swap with Deutsche Bank to receive 6-Month EURIBOR and pay exercise rate	Deutsche Bank	EUR	(460,000)	(460,000)	(0.12)	4/04/2022	(5,818)	(8,760)
90-Day Euro$ Future	UBS	USD	(2,744,225)	(11)	100.00	12/13/2021	(1,770)	(963)
90-Day Euro$ Future	UBS	USD	(5,488,450)	(22)	99.38	12/13/2021	(9,589)	(23,787)
Total							(182,404)	(366,077)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.63	11/02/2020	(5,856)	(1)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.64	11/02/2020	(5,790)	(1)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(527,000)	(527,000)	2.78	03/08/2021	(16,357)	(19)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(320,000)	(320,000)	0.74	04/01/2021	(8,960)	(6,291)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(87,500)	(87,500)	0.85	04/07/2021	(2,275)	(1,273)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000)	(100,000)	0.88	04/14/2021	(2,750)	(1,389)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000)	(100,000)	0.77	04/15/2021	(2,740)	(1,893)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(120,000)	(120,000)	0.79	04/15/2021	(3,247)	(2,127)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(130,000)	(130,000)	1.10	07/14/2021	(1,378)	(1,444)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(130,000)	(130,000)	1.10	07/16/2021	(1,300)	(1,461)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(180,000)	(180,000)	0.95	08/04/2021	(1,998)	(3,021)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.10	01/06/2022	(7,750)	(1,008)
54	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.15	01/10/2022	(8,000)	(932)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(360,000)	(360,000)	1.95	01/28/2022	(8,415)	(1,463)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(260,000)	(260,000)	1.85	02/22/2022	(4,000)	(1,359)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(260,000)	(260,000)	1.85	02/22/2022	(4,446)	(1,359)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(1,633)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/02/2022	(2,574)	(428)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/02/2022	(5,343)	(830)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/08/2022	(2,309)	(436)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/08/2022	(4,719)	(845)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(1,372)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(2,328)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(1,386)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(2,351)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	2.25	08/20/2024	(12,000)	(6,060)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(5,554)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(120,000)	(120,000)	0.74	04/06/2021	(3,120)	(2,345)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(110,000)	(110,000)	0.69	04/06/2021	(2,989)	(2,462)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(210,000)	(210,000)	0.87	04/09/2021	(5,691)	(2,907)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(100,000)	(100,000)	0.72	04/16/2021	(2,760)	(2,150)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(320,000)	(320,000)	0.74	04/19/2021	(8,888)	(6,559)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(200,000)	(200,000)	0.69	05/13/2021	(5,092)	(4,934)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(870,000)	(870,000)	1.00	06/01/2021	(13,115)	(10,520)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(410,000)	(410,000)	0.75	06/02/2021	(10,281)	(9,278)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(820,000)	(820,000)	3.87	06/07/2021	(15,878)	(11)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	55

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(200,000)	(200,000)	1.05	06/11/2021	(2,840)	(2,232)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(205,000)	(205,000)	0.74	06/25/2021	(5,397)	(4,966)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(205,000)	(205,000)	0.72	06/29/2021	(5,356)	(5,297)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(210,000)	(210,000)	0.67	07/14/2021	(5,365)	(6,202)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(200,000)	(200,000)	0.95	08/05/2021	(2,320)	(3,378)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(400,000)	(400,000)	1.45	09/30/2021	(2,856)	(2,856)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(120,000)	(120,000)	1.15	01/10/2022	(1,812)	(1,990)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	02/28/2022	(4,380)	(1,982)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	03/03/2022	(4,272)	(2,008)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(237,000)	(237,000)	1.60	03/04/2022	(3,910)	(1,989)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(380,000)	(380,000)	1.60	03/04/2022	(6,384)	(3,190)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(210,000)	(210,000)	0.74	05/02/2022	(7,266)	(8,331)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,110,000)	(2,110,000)	1.58	11/05/2020	(4,566)	—
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,450,000)	(4,450,000)	2.35	05/17/2021	(8,822)	—
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,070,000)	(6,070,000)	2.15	05/27/2021	(16,996)	(1)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(7,510,000)	(7,510,000)	2.40	06/01/2021	(13,518)	(1)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,110,000)	(2,110,000)	0.37	03/17/2021	(3,640)	(130)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(700,000)	(700,000)	0.61	04/06/2023	(2,608)	(841)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,200,000)	(1,200,000)	0.69	04/11/2023	(4,605)	(1,228)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	1.05	10/02/2020	(1,795)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,270,000)	(2,270,000)	2.00	11/27/2020	(2,850)	—
56	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,107,500)	(1,107,500)	1.53	12/11/2020	(5,385)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,110,000)	(1,110,000)	1.53	12/14/2020	(5,328)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,490,000)	(1,490,000)	3.25	12/29/2020	(5,438)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,790,000)	(2,790,000)	0.12	04/08/2021	(10,607)	(170)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,400,000)	(1,400,000)	0.16	04/12/2021	(4,785)	(80)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(908,800)	(908,800)	0.11	05/28/2021	(2,588)	(78)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(940,000)	(940,000)	0.05	06/10/2021	(2,420)	(100)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/14/2021	(1,155)	(52)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/18/2021	(987)	(54)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(610,000)	(610,000)	0.08	06/28/2021	(1,793)	(56)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(490,000)	(490,000)	0.00	07/01/2021	(996)	(68)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(500,000)	(500,000)	0.00	07/19/2021	(915)	(77)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(640,000)	(640,000)	(0.15)	08/09/2021	(896)	(192)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,140,000)	(1,140,000)	(0.15)	08/09/2021	(1,686)	(341)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,060,000)	(2,060,000)	(0.25)	09/03/2021	(3,502)	(1,107)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,810,000)	(1,810,000)	0.10	03/29/2021	(6,703)	(108)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,400,000)	(1,400,000)	0.10	04/12/2021	(4,670)	(91)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,380,000)	(1,380,000)	0.15	04/19/2021	(5,021)	(85)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(410,000)	(410,000)	0.00	06/14/2021	(1,134)	(51)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(500,000)	(500,000)	0.00	06/21/2021	(1,218)	(65)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(460,000)	(460,000)	0.00	06/25/2021	(1,082)	(62)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(480,000)	(480,000)	(0.05)	07/02/2021	(1,002)	(79)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,020,000)	(1,020,000)	1.05	10/02/2020	(1,326)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(945,000)	(945,000)	1.00	10/05/2020	(992)	—
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(247,500)	(247,500)	(0.12)	09/12/2022	(3,683)	(1,992)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(250,000)	(250,000)	(0.04)	09/13/2022	(3,974)	(1,669)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(530,000)	(530,000)	(0.02)	04/07/2022	(6,597)	(2,263)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	57

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(630,000)	(630,000)	0.60	09/03/2021	(3,213)	(3,189)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(570,000)	(570,000)	0.61	06/15/2022	(8,593)	(6,528)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	Deutsche Bank	EUR	(460,000)	(460,000)	(0.12)	04/04/2022	(5,818)	(2,525)
U.S. Treasury 10-Year Note	UBS	USD	(1,953,438)	(14)	138.50	11/20/2020	(5,639)	(5,687)
U.S. Treasury 10-Year Note	UBS	USD	(1,953,438)	(14)	139.00	11/20/2020	(7,666)	(7,437)
Total							(485,170)	(170,258)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.630%	7-Day CFETS China Fixing Repo Rate	Receives Quarterly, Pays Quarterly	Citi	08/10/2025	CNY	3,935,000	(440)	246	—	—	—	(194)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.528%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/22/2020	USD	1,120,000	7,906	—	—	7,906	—
3-Month USD LIBOR	Fixed rate of 1.560%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/27/2021	USD	2,120,000	(14,261)	—	—	—	(14,261)
3-Month USD LIBOR	Fixed rate of 1.560%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/30/2021	USD	450,000	(3,010)	—	—	—	(3,010)
3-Month USD LIBOR	Fixed rate of 1.770%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2021	USD	610,000	(9,759)	—	—	—	(9,759)
Fixed rate of 2.014%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	245,000	4,343	—	—	4,343	—
6-Month EURIBOR	Fixed rate of -0.450%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/16/2021	EUR	495,000	1,365	—	—	1,365	—
Fixed rate of -0.298%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	01/16/2022	EUR	980,000	680	—	—	680	—
Fixed rate of 2.526%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/07/2022	USD	6,090,000	213,427	—	—	213,427	—
3-Month USD LIBOR	Fixed rate of 2.400%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/26/2022	USD	5,810,000	(179,135)	—	—	—	(179,135)
Fixed rate of -0.479%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/05/2022	EUR	500,000	(1,424)	—	—	—	(1,424)
Fixed rate of -0.477%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/06/2022	EUR	300,000	(844)	—	—	—	(844)
Fixed rate of -0.493%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/09/2022	EUR	360,000	(1,134)	—	—	—	(1,134)
6-Month EURIBOR	Fixed rate of -0.354%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/20/2022	EUR	240,000	(45)	—	—	—	(45)
6-Month EURIBOR	Fixed rate of -0.335%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/20/2022	EUR	230,000	(147)	—	—	—	(147)
6-Month EURIBOR	Fixed rate of -0.298%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/23/2022	EUR	1,100,000	(1,695)	—	—	—	(1,695)
58	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2022	USD	2,330,000	(38,710)	—	—	—	(38,710)
6-Month EURIBOR	Fixed rate of -0.376%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/19/2022	EUR	640,000	(668)	—	—	—	(668)
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/24/2022	EUR	222,000	954	—	—	954	—
Fixed rate of -0.290%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/25/2022	EUR	83,000	282	—	—	282	—
Fixed rate of -0.280%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/26/2022	EUR	83,000	304	—	—	304	—
Fixed rate of -0.275%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/30/2022	EUR	84,000	321	—	—	321	—
Fixed rate of 1.713%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/13/2022	USD	3,750,000	56,195	—	—	56,195	—
Fixed rate of -0.296%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/16/2022	EUR	330,000	1,194	—	—	1,194	—
Fixed rate of -0.300%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/20/2022	EUR	560,000	2,039	—	—	2,039	—
Fixed rate of -0.303%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/20/2022	EUR	480,000	1,714	—	—	1,714	—
6-Month EURIBOR	Fixed rate of -0.397%	Receives SemiAnnually, Pays Annually	Goldman Sachs	07/21/2022	EUR	450,000	(616)	—	—	—	(616)
3-Month USD LIBOR	Fixed rate of 0.211%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/15/2022	USD	2,370,000	(13)	—	—	—	(13)
6-Month EURIBOR	Fixed rate of -0.257%	Receives SemiAnnually, Pays Annually	Goldman Sachs	09/22/2022	EUR	450,000	(2,442)	—	—	—	(2,442)
Fixed rate of 1.200%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/25/2022	USD	3,890,000	62,020	—	—	62,020	—
Fixed rate of -0.316%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/29/2022	EUR	500,000	1,999	—	—	1,999	—
Fixed rate of -0.342%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/02/2022	EUR	510,000	1,762	—	—	1,762	—
Fixed rate of -0.329%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/02/2022	EUR	450,000	1,699	—	—	1,699	—
Fixed rate of -0.346%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	11/02/2022	EUR	330,000	1,098	—	—	1,098	—
Fixed rate of -0.310%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/01/2023	EUR	530,000	2,197	—	—	2,197	—
Fixed rate of -0.333%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/12/2023	EUR	270,000	972	—	—	972	—
6-Month EURIBOR	Fixed rate of -0.405%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/16/2023	EUR	450,000	(865)	—	—	—	(865)
6-Month EURIBOR	Fixed rate of -0.401%	Receives SemiAnnually, Pays Annually	Goldman Sachs	02/16/2023	EUR	450,000	(908)	—	—	—	(908)
Fixed rate of 0.882%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	575,000	7,550	—	—	7,550	—
Fixed rate of -0.414%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/02/2023	EUR	620,000	1,043	—	—	1,043	—
Fixed rate of -0.474%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/04/2023	EUR	250,000	64	—	—	64	—
6-Month EURIBOR	Fixed rate of -0.180%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,000,000	(7,246)	—	—	—	(7,246)
6-Month EURIBOR	Fixed rate of -0.175%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,005,000	(7,401)	—	—	—	(7,401)
6-Month EURIBOR	Fixed rate of -0.169%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,005,000	(7,550)	—	—	—	(7,550)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	59

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 0.098%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/12/2023	EUR	1,310,000	(18,128)	—	—	—	(18,128)
Fixed rate of -0.307%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	04/29/2023	EUR	460,000	1,925	—	—	1,925	—
Fixed rate of -0.342%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	05/03/2023	EUR	330,000	1,103	—	—	1,103	—
Fixed rate of -0.382%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	05/04/2023	EUR	310,000	745	—	—	745	—
Fixed rate of -0.368%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	05/06/2023	EUR	220,000	603	—	—	603	—
Fixed rate of -0.415%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/24/2023	EUR	230,000	357	—	—	357	—
Fixed rate of -0.395%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/25/2023	EUR	230,000	474	—	—	474	—
Fixed rate of -0.419%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/02/2023	EUR	260,000	375	—	—	375	—
Fixed rate of -0.400%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/08/2023	EUR	220,000	413	—	—	413	—
Fixed rate of 0.250%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/08/2023	USD	440,000	(83)	—	—	—	(83)
3-Month USD LIBOR	Fixed rate of 1.771%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2023	USD	3,810,000	(57,235)	—	—	—	(57,235)
Fixed rate of -0.410%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/20/2023	EUR	510,000	845	—	—	845	—
6-Month EURIBOR	Fixed rate of -0.300%	Receives SemiAnnually, Pays Annually	Goldman Sachs	07/25/2023	EUR	1,340,000	(5,743)	—	—	—	(5,743)
Fixed rate of -0.411%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/27/2023	EUR	230,000	370	—	—	370	—
Fixed rate of -0.429%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/05/2023	EUR	220,000	259	—	—	259	—
Fixed rate of -0.431%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/09/2023	EUR	140,000	171	—	—	171	—
Fixed rate of -0.454%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/11/2023	EUR	160,000	92	—	—	92	—
Fixed rate of -0.577%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/17/2023	EUR	160,000	(378)	—	—	—	(378)
Fixed rate of -0.440%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/24/2023	EUR	200,000	177	—	—	177	—
Fixed rate of -0.468%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/13/2023	EUR	440,000	77	—	—	77	—
Fixed rate of -0.433%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/14/2023	EUR	130,000	133	—	—	133	—
Fixed rate of -0.450%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/28/2023	EUR	280,000	165	—	—	165	—
Fixed rate of -0.436%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/06/2023	EUR	130,000	118	—	—	118	—
6-Month EURIBOR	Fixed rate of -0.167%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/13/2023	EUR	460,000	(3,313)	—	—	—	(3,313)
6-Month EURIBOR	Fixed rate of -0.115%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/27/2023	EUR	380,000	(3,190)	—	—	—	(3,190)
6-Month EURIBOR	Fixed rate of -0.056%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/03/2024	EUR	240,000	(2,348)	—	—	—	(2,348)
6-Month EURIBOR	Fixed rate of -0.050%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/03/2024	EUR	240,000	(2,385)	—	—	—	(2,385)
UK Retail Price Index All Items Monthly	Fixed rate of 3.245%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2024	GBP	550,000	4,534	—	—	4,534	—
60	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.125%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	07/30/2024	GBP	610,000	(900)	—	—	—	(900)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.852%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/01/2024	USD	2,210,000	(31,717)	—	—	—	(31,717)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.706%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/12/2024	USD	1,000,000	(6,051)	—	—	—	(6,051)
Fixed rate of 3.208%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/29/2024	USD	1,025,000	125,094	—	—	125,094	—
6-Month EURIBOR	Fixed rate of -0.173%	Receives SemiAnnually, Pays Annually	Goldman Sachs	11/11/2024	EUR	100,000	(1,194)	—	—	—	(1,194)
6-Month EURIBOR	Fixed rate of -0.216%	Receives SemiAnnually, Pays Annually	Goldman Sachs	11/21/2024	EUR	160,000	(1,512)	—	—	—	(1,512)
Fixed rate of 3.083%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/29/2024	USD	2,000,000	230,873	—	—	230,873	—
3-Month USD LIBOR	Fixed rate of 2.572%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/07/2025	USD	1,720,000	(176,478)	—	—	—	(176,478)
Fixed rate of 2.521%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/28/2025	USD	560,000	50,158	—	—	50,158	—
3-Month USD LIBOR	Fixed rate of 0.300%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/28/2025	USD	360,000	205	—	—	205	—
6-Month EURIBOR	Fixed rate of -0.175%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/18/2025	EUR	25,000	(331)	—	—	—	(331)
3-Month USD LIBOR	Fixed rate of 0.626%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/14/2025	USD	330,000	(5,300)	—	—	—	(5,300)
Fixed rate of 0.358%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/02/2025	USD	320,000	693	—	—	693	—
3-Month USD LIBOR	Fixed rate of 0.354%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/18/2025	USD	40,000	(24)	—	—	—	(24)
3-Month USD LIBOR	Fixed rate of 0.346%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/27/2025	USD	150,000	12	—	—	12	—
Fixed rate of 0.760%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2025	USD	113,000	2,305	—	—	2,305	—
3-Month USD LIBOR	Fixed rate of 0.820%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/08/2025	USD	220,000	(5,155)	—	—	—	(5,155)
Fixed rate of -0.429%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/21/2025	EUR	80,000	19	—	—	19	—
Fixed rate of 0.333%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/23/2025	USD	100,000	(106)	—	—	—	(106)
3-Month USD LIBOR	Fixed rate of 0.347%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/01/2025	USD	100,000	44	—	—	44	—
Fixed rate of -0.339%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/20/2026	EUR	180,000	526	—	—	526	—
3-Month USD LIBOR	Fixed rate of 0.652%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/20/2027	USD	60,000	(279)	—	—	—	(279)
Fixed rate of 0.680%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	1,516	—	—	1,516	—
Fixed rate of 0.652%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	1,072	—	—	1,072	—
Fixed rate of 0.496%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/15/2027	USD	1,020,000	(1,038)	—	—	—	(1,038)
Fixed rate of -0.251%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/16/2027	EUR	360,000	1,396	—	—	1,396	—
6-Month EURIBOR	Fixed rate of -0.259%	Receives SemiAnnually, Pays Annually	Goldman Sachs	08/16/2027	EUR	90,000	(310)	—	—	—	(310)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	61

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.502%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2027	USD	410,000	(93)	—	—	—	(93)
3-Month USD LIBOR	Fixed rate of 0.501%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/19/2027	USD	70,000	(10)	—	—	—	(10)
Fixed rate of -0.283%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/19/2027	EUR	70,000	125	—	—	125	—
Fixed rate of 0.654%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/12/2028	USD	330,000	(1,778)	—	—	—	(1,778)
Fixed rate of 3.490%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	GBP	640,000	20,771	—	—	20,771	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.290%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	EUR	900,000	(62,176)	—	—	—	(62,176)
UK Retail Price Index All Items Monthly	Fixed rate of 3.750%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	345,000	(26,373)	—	—	—	(26,373)
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	(28,089)	—	—	—	(28,089)
UK Retail Price Index All Items Monthly	Fixed rate of 3.456%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2029	GBP	165,000	(3,402)	—	—	—	(3,402)
UK Retail Price Index All Items Monthly	Fixed rate of 3.463%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2029	GBP	320,000	(5,165)	—	—	—	(5,165)
Fixed rate of 1.633%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/16/2029	USD	392,000	40,814	—	—	40,814	—
Fixed rate of 1.797%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/07/2030	USD	120,000	12,703	—	—	12,703	—
Fixed rate of 1.726%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/08/2030	USD	120,000	11,902	—	—	11,902	—
6-Month EURIBOR	Fixed rate of 0.185%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/16/2030	EUR	200,000	(10,409)	—	—	—	(10,409)
Fixed rate of 1.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/23/2030	USD	130,000	13,148	—	—	13,148	—
Fixed rate of 1.694%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/28/2030	USD	120,000	11,491	—	—	11,491	—
Fixed rate of 1.580%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/29/2030	USD	120,000	10,207	—	—	10,207	—
Fixed rate of 1.606%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/30/2030	USD	120,000	10,481	—	—	10,481	—
3-Month USD LIBOR	Fixed rate of 1.631%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/10/2030	USD	120,000	(10,731)	—	—	—	(10,731)
Fixed rate of 1.432%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/25/2030	USD	120,000	8,433	—	—	8,433	—
Fixed rate of 1.319%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/26/2030	USD	120,000	7,163	—	—	7,163	—
Fixed rate of 1.239%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2030	USD	120,000	6,245	—	—	6,245	—
3-Month USD LIBOR	Fixed rate of 0.663%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/11/2030	USD	60,000	137	—	—	137	—
Fixed rate of 3.298%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	GBP	645,000	(9,477)	—	—	—	(9,477)
62	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.820%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/14/2030	USD	170,000	2,532	—	—	2,532	—
Fixed rate of 1.570%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/29/2030	USD	130,000	11,520	—	—	11,520	—
3-Month USD LIBOR	Fixed rate of 0.648%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2030	USD	170,000	577	—	—	577	—
Fixed rate of -0.147%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/23/2030	EUR	475,000	5,096	—	—	5,096	—
Fixed rate of -0.193%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/14/2030	EUR	450,000	2,409	—	—	2,409	—
Fixed rate of 1.848%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/10/2030	USD	485,000	(8,884)	—	—	—	(8,884)
3-Month USD LIBOR	Fixed rate of 0.686%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/27/2030	USD	55,000	153	—	—	153	—
3-Month USD LIBOR	Fixed rate of 0.694%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/27/2030	USD	55,000	110	—	—	110	—
3-Month USD LIBOR	Fixed rate of 0.697%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/27/2030	USD	55,000	93	—	—	93	—
3-Month USD LIBOR	Fixed rate of 0.719%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/28/2030	USD	55,000	(26)	—	—	—	(26)
3-Month USD LIBOR	Fixed rate of 0.734%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/01/2030	USD	55,000	(94)	—	—	—	(94)
3-Month USD LIBOR	Fixed rate of 0.751%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/01/2030	USD	50,000	(172)	—	—	—	(172)
3-Month USD LIBOR	Fixed rate of 0.749%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/01/2030	USD	55,000	(176)	—	—	—	(176)
3-Month USD LIBOR	Fixed rate of 0.749%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/02/2030	USD	40,000	(128)	—	—	—	(128)
Fixed rate of 0.758%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/02/2030	USD	55,000	(224)	—	—	—	(224)
Fixed rate of 2.008%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/04/2030	USD	170,000	583	—	—	583	—
Fixed rate of 1.020%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2030	USD	160,000	4,751	—	—	4,751	—
3-Month USD LIBOR	Fixed rate of 0.730%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/08/2030	USD	50,000	(58)	—	—	—	(58)
3-Month USD LIBOR	Fixed rate of 0.705%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/10/2030	USD	55,000	77	—	—	77	—
3-Month USD LIBOR	Fixed rate of 0.705%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/10/2030	USD	30,000	41	—	—	41	—
Fixed rate of 1.918%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/10/2030	USD	465,000	(2,694)	—	—	—	(2,694)
3-Month USD LIBOR	Fixed rate of 0.716%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/14/2030	USD	100,000	49	—	—	49	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.479%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2030	GBP	155,000	267	—	—	267	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 0.919%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2030	EUR	395,000	(1,813)	—	—	—	(1,813)
3-Month USD LIBOR	Fixed rate of 0.680%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/16/2030	USD	250,000	996	—	—	996	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	63

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.683%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/16/2030	USD	30,000	76	—	—	76	—
Fixed rate of 0.690%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/16/2030	USD	50,000	(155)	—	—	—	(155)
3-Month NZD LIBOR	Fixed rate of 1.080%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/16/2030	NZD	1,510,000	(57,153)	—	—	—	(57,153)
Fixed rate of 1.949%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/18/2030	USD	230,000	(226)	—	—	—	(226)
Fixed rate of 0.685%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/23/2030	USD	50,000	(185)	—	—	—	(185)
3-Month USD LIBOR	Fixed rate of 0.717%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/30/2030	USD	30,000	22	—	—	22	—
Fixed rate of 0.702%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/01/2030	USD	50,000	(116)	—	—	—	(116)
3-Month USD LIBOR	Fixed rate of 0.672%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/09/2030	USD	240,000	1,299	—	—	1,299	—
3-Month USD LIBOR	Fixed rate of 0.652%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/04/2030	USD	250,000	2,035	—	—	2,035	—
Fixed rate of 0.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/07/2031	USD	20,000	—	—	—	—	—
Fixed rate of 2.447%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/18/2031	USD	80,000	12,944	—	—	12,944	—
3-Month USD LIBOR	Fixed rate of 0.761%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/03/2031	USD	294,000	1,195	—	—	1,195	—
Fixed rate of 2.102%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/22/2031	USD	40,000	5,069	—	—	5,069	—
3-Month USD LIBOR	Fixed rate of 0.858%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/04/2031	USD	20,000	—	—	—	—	—
3-Month USD LIBOR	Fixed rate of 0.760%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/03/2032	USD	310,000	4,698	—	—	4,698	—
3-Month USD LIBOR	Fixed rate of 0.765%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/04/2032	USD	320,000	4,697	—	—	4,697	—
3-Month USD LIBOR	Fixed rate of 0.770%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/06/2032	USD	210,000	2,993	—	—	2,993	—
6-Month JPY BBA LIBOR	Fixed rate of 0.336%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	02/08/2034	JPY	3,070,000	(931)	—	—	—	(931)
3-Month USD LIBOR	Fixed rate of 1.645%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/22/2034	USD	120,000	(5,406)	—	—	—	(5,406)
UK Retail Price Index All Items Monthly	Fixed rate of 3.420%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2034	GBP	815,000	(35,657)	—	—	—	(35,657)
3-Month USD LIBOR	Fixed rate of 1.907%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/21/2034	USD	150,000	(10,280)	—	—	—	(10,280)
3-Month USD LIBOR	Fixed rate of 1.933%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/22/2034	USD	120,000	(8,517)	—	—	—	(8,517)
3-Month USD LIBOR	Fixed rate of 1.982%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2034	USD	20,000	(1,511)	—	—	—	(1,511)
3-Month USD LIBOR	Fixed rate of 1.998%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/07/2034	USD	130,000	(9,977)	—	—	—	(9,977)
3-Month USD LIBOR	Fixed rate of 2.111%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/12/2034	USD	130,000	(11,357)	—	—	—	(11,357)
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	(3,078)	—	—	—	(3,078)
64	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.390%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	(5,757)	—	—	—	(5,757)
6-Month JPY BBA LIBOR	Fixed rate of 0.295%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/17/2039	JPY	2,550,000	(399)	—	—	—	(399)
6-Month JPY BBA LIBOR	Fixed rate of 0.167%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/08/2039	JPY	1,860,000	154	—	—	154	—
Fixed rate of 3.360%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2039	GBP	815,000	53,269	—	—	53,269	—
3-Month USD LIBOR	Fixed rate of 2.098%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2039	USD	70,000	(4,142)	—	—	—	(4,142)
Fixed rate of 3.341%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	12,491	—	—	12,491	—
Fixed rate of 3.310%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	8,296	—	—	8,296	—
3-Month USD LIBOR	Fixed rate of 0.973%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2040	USD	60,000	1,005	—	—	1,005	—
6-Month JPY BBA LIBOR	Fixed rate of 0.715%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/21/2044	JPY	1,800,000	(1,266)	—	—	—	(1,266)
6-Month JPY BBA LIBOR	Fixed rate of 0.201%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/28/2044	JPY	930,000	263	—	—	263	—
Fixed rate of 3.270%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2044	GBP	630,000	68,660	—	—	68,660	—
3-Month USD LIBOR	Fixed rate of 2.110%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2044	USD	160,000	(9,393)	—	—	—	(9,393)
Fixed rate of 3.220%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	300,000	20,079	—	—	20,079	—
Fixed rate of 3.239%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	200,000	15,795	—	—	15,795	—
6-Month JPY BBA LIBOR	Fixed rate of 0.371%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	01/30/2045	JPY	1,450,000	(17)	—	—	—	(17)
Fixed rate of 1.091%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/15/2047	USD	340,000	(3,564)	—	—	—	(3,564)
3-Month USD LIBOR	Fixed rate of 2.378%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/05/2049	USD	60,000	(4,996)	—	—	—	(4,996)
3-Month USD LIBOR	Fixed rate of 1.709%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	50,000	(1,501)	—	—	—	(1,501)
3-Month USD LIBOR	Fixed rate of 1.667%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2049	USD	40,000	(1,065)	—	—	—	(1,065)
UK Retail Price Index All Items Monthly	Fixed rate of 3.160%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2049	GBP	630,000	(92,558)	—	—	—	(92,558)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.960%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/12/2049	USD	385,000	6,235	—	—	6,235	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.133%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	200,000	(24,153)	—	—	—	(24,153)
UK Retail Price Index All Items Monthly	Fixed rate of 3.111%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	300,000	(30,754)	—	—	—	(30,754)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	65

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.828%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/10/2050	USD	50,000	9,116	—	—	9,116	—
Fixed rate of 1.820%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/07/2050	USD	85,000	15,817	—	—	15,817	—
3-Month USD LIBOR	Fixed rate of 0.808%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/18/2050	USD	40,000	3,379	—	—	3,379	—
6-Month EURIBOR	Fixed rate of 0.055%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/23/2050	EUR	155,000	(3,693)	—	—	—	(3,693)
6-Month EURIBOR	Fixed rate of -0.014%	Receives SemiAnnually, Pays Annually	Goldman Sachs	07/14/2050	EUR	150,000	133	—	—	133	—
Fixed rate of 1.103%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/21/2050	USD	75,000	(331)	—	—	—	(331)
3-Month USD LIBOR	Fixed rate of 1.390%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/25/2050	USD	470,000	(16,777)	—	—	—	(16,777)
3-Month USD LIBOR	Fixed rate of 1.058%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/16/2050	USD	51,000	863	—	—	863	—
3-Month USD LIBOR	Fixed rate of 1.100%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/25/2050	USD	60,000	(2)	—	—	—	(2)
3-Month USD LIBOR	Fixed rate of 1.090%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	1,777	—	—	1,777	—
3-Month USD LIBOR	Fixed rate of 1.136%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	1,056	—	—	1,056	—
3-Month USD LIBOR	Fixed rate of 0.881%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2053	USD	60,000	5,564	—	—	5,564	—
Fixed rate of 1.929%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/01/2056	USD	10,000	1,566	—	—	1,566	—
Total							123,437	—	—	1,241,397	(1,117,960)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month NZD LIBOR	London Interbank Offered Rate	0.295%
3-Month USD LIBOR	London Interbank Offered Rate	0.234%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.480%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.088%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.053%)
7-Day CFETS China Fixing Repo Rate	China Foreign Exchange Trade System	2.200%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	0.100%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.371%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	0.500%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $49,675,496, which represents 46.75% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
66	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	1,082,616	35,555,423	(32,762,342)	(290)	3,875,407	850	12,401	3,875,794
Abbreviation Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	67

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 2.1%
Media 2.1%
Interpublic Group of Companies, Inc. (The)	446,000	7,434,820
ViacomCBS, Inc., Class B	182,000	5,097,820
Total		12,532,640
Total Communication Services		12,532,640
Consumer Discretionary 10.1%
Auto Components 3.4%
Aptiv PLC	66,800	6,124,224
BorgWarner, Inc.	355,300	13,764,322
Total		19,888,546
Hotels, Restaurants & Leisure 5.6%
Darden Restaurants, Inc.	115,700	11,655,618
Las Vegas Sands Corp.	122,000	5,692,520
Marriott International, Inc., Class A	59,100	5,471,478
Yum! Brands, Inc.	110,900	10,125,170
Total		32,944,786
Specialty Retail 1.1%
Ross Stores, Inc.	71,000	6,625,720
Total Consumer Discretionary		59,459,052
Consumer Staples 9.1%
Food & Staples Retailing 2.8%
Kroger Co. (The)	186,700	6,330,997
Sysco Corp.	164,400	10,228,968
Total		16,559,965
Food Products 6.3%
Archer-Daniels-Midland Co.	345,800	16,076,242
Hershey Co. (The)	56,000	8,027,040
Hormel Foods Corp.	85,900	4,199,651
Tyson Foods, Inc., Class A	147,200	8,755,456
Total		37,058,389
Total Consumer Staples		53,618,354
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.7%
Oil, Gas & Consumable Fuels 2.7%
Cimarex Energy Co.	168,400	4,097,172
Devon Energy Corp.	370,800	3,507,768
Parsley Energy, Inc., Class A	357,000	3,341,520
Valero Energy Corp.	119,900	5,194,068
Total		16,140,528
Total Energy		16,140,528
Financials 14.6%
Banks 3.5%
Prosperity Bancshares, Inc.	155,800	8,075,114
TCF Financial Corp.	218,500	5,104,160
Zions Bancorp	254,200	7,427,724
Total		20,606,998
Capital Markets 0.6%
E*TRADE Financial Corp.	77,400	3,873,870
Insurance 10.5%
Aflac, Inc.	216,000	7,851,600
Alleghany Corp.	24,070	12,527,232
American Financial Group, Inc.	139,000	9,310,220
Arthur J Gallagher & Co.	76,600	8,087,428
Everest Re Group Ltd.	46,500	9,185,610
Old Republic International Corp.	363,000	5,350,620
WR Berkley Corp.	157,000	9,600,550
Total		61,913,260
Total Financials		86,394,128
Health Care 6.6%
Health Care Equipment & Supplies 3.0%
Cooper Companies, Inc. (The)	25,200	8,495,424
Hill-Rom Holdings, Inc.	108,000	9,019,080
Total		17,514,504
68	CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	48,850	4,734,542
Molina Healthcare, Inc.(a)	34,000	6,223,360
Quest Diagnostics, Inc.	90,000	10,304,100
Total		21,262,002
Total Health Care		38,776,506
Industrials 17.3%
Aerospace & Defense 1.8%
Textron, Inc.	288,900	10,426,401
Airlines 0.3%
Alaska Air Group, Inc.	55,800	2,043,954
Building Products 1.9%
Owens Corning	160,000	11,009,600
Commercial Services & Supplies 0.8%
Republic Services, Inc.	53,500	4,994,225
Electrical Equipment 1.5%
Hubbell, Inc.	64,400	8,812,496
Machinery 5.4%
AGCO Corp.	164,600	12,224,842
Lincoln Electric Holdings, Inc.	13,525	1,244,841
Parker-Hannifin Corp.	50,400	10,197,936
Toro Co. (The)	27,600	2,317,020
Xylem, Inc.	67,000	5,636,040
Total		31,620,679
Professional Services 1.4%
ManpowerGroup, Inc.	113,000	8,286,290
Road & Rail 3.1%
JB Hunt Transport Services, Inc.	63,300	7,999,854
Landstar System, Inc.	84,600	10,616,454
Total		18,616,308
Trading Companies & Distributors 1.1%
United Rentals, Inc.(a)	35,900	6,264,550
Total Industrials		102,074,503
Information Technology 13.4%
Communications Equipment 1.2%
Motorola Solutions, Inc.	44,100	6,915,321
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.3%
Amphenol Corp., Class A	46,000	4,980,420
Coherent, Inc.(a)	67,925	7,534,920
Flex Ltd.(a)	887,000	9,881,180
Zebra Technologies Corp., Class A(a)	11,400	2,878,044
Total		25,274,564
IT Services 5.0%
DXC Technology Co.	209,700	3,743,145
Genpact Ltd.	255,000	9,932,250
Leidos Holdings, Inc.	81,000	7,221,150
MAXIMUS, Inc.	128,000	8,756,480
Total		29,653,025
Semiconductors & Semiconductor Equipment 1.1%
Skyworks Solutions, Inc.	42,500	6,183,750
Software 1.0%
Nuance Communications, Inc.(a)	177,400	5,887,906
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co.	534,000	5,003,580
Total Information Technology		78,918,146
Materials 11.3%
Chemicals 3.1%
Eastman Chemical Co.	124,200	9,702,504
Westlake Chemical Corp.	139,300	8,806,546
Total		18,509,050
Containers & Packaging 5.0%
AptarGroup, Inc.	70,200	7,946,640
Avery Dennison Corp.	102,800	13,141,952
Packaging Corp. of America	75,400	8,222,370
Total		29,310,962
Metals & Mining 3.2%
Reliance Steel & Aluminum Co.	94,197	9,611,862
Steel Dynamics, Inc.	320,000	9,161,600
Total		18,773,462
Total Materials		66,593,474

CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2020	69

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.7%
Equity Real Estate Investment Trusts (REITS) 7.7%
American Homes 4 Rent, Class A	262,000	7,461,760
Healthcare Trust of America, Inc., Class A	269,700	7,012,200
Highwoods Properties, Inc.	235,500	7,905,735
Lamar Advertising Co., Class A	143,300	9,482,161
National Retail Properties, Inc.	172,200	5,942,622
Public Storage	33,900	7,550,208
Total		45,354,686
Total Real Estate		45,354,686
Utilities 3.2%
Electric Utilities 3.2%
Alliant Energy Corp.	178,100	9,198,865
Xcel Energy, Inc.	136,500	9,419,865
Total		18,618,730
Total Utilities		18,618,730
Total Common Stocks (Cost $594,437,304)		578,480,747

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	14,343,911	14,342,476
Total Money Market Funds (Cost $14,343,423)		14,342,476
Total Investments in Securities (Cost: $608,780,727)		592,823,223
Other Assets & Liabilities, Net		(2,781,335)
Net Assets		590,041,888

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	22,714,277	62,555,667	(70,927,059)	(409)	14,342,476	2,898	75,760	14,343,911
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
70	CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 8.4%
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	547,485	32,569,883
Entertainment 1.0%
Electronic Arts, Inc.(a)	120,211	15,676,717
Madison Square Garden Sports Corp., Class A(a)	48,076	7,234,476
Take-Two Interactive Software, Inc.(a)	45,127	7,455,883
Total		30,367,076
Interactive Media & Services 5.5%
Alphabet, Inc., Class C(a)	90,260	132,646,096
Facebook, Inc., Class A(a)	146,866	38,464,205
Total		171,110,301
Media 0.8%
Altice U.S.A., Inc., Class A(a)	172,812	4,493,112
Cable One, Inc.	4,174	7,869,785
Charter Communications, Inc., Class A(a)	18,442	11,514,078
Total		23,876,975
Total Communication Services		257,924,235
Consumer Discretionary 12.0%
Automobiles 1.6%
Ford Motor Co.	3,326,486	22,154,397
General Motors Co.	901,278	26,668,816
Total		48,823,213
Diversified Consumer Services 0.3%
Graham Holdings Co., Class B	8,406	3,396,949
H&R Block, Inc.	413,357	6,733,585
Total		10,130,534
Hotels, Restaurants & Leisure 3.1%
Domino’s Pizza, Inc.	28,357	12,059,665
Hilton Worldwide Holdings, Inc.	118,843	10,139,685
Marriott Vacations Worldwide Corp.	24,522	2,226,843
McDonald’s Corp.	104,301	22,893,026
Starbucks Corp.	334,744	28,761,204
Wingstop, Inc.	6,365	869,777
Yum! Brands, Inc.	188,946	17,250,770
Total		94,200,970
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.(a)	44,237	139,290,369
Multiline Retail 0.4%
Dollar Tree, Inc.(a)	150,690	13,764,025
Specialty Retail 2.1%
AutoNation, Inc.(a)	21,316	1,128,256
AutoZone, Inc.(a)	16,763	19,740,779
Best Buy Co., Inc.	9,469	1,053,805
Home Depot, Inc. (The)	5,464	1,517,407
Lowe’s Companies, Inc.	178,068	29,534,359
TJX Companies, Inc. (The)	191,100	10,634,715
Total		63,609,321
Total Consumer Discretionary		369,818,432
Consumer Staples 6.6%
Beverages 2.1%
Coca-Cola Co. (The)	547,400	27,025,138
PepsiCo, Inc.	282,187	39,111,118
Total		66,136,256
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	52,300	18,566,500
Kroger Co. (The)	510,336	17,305,494
Total		35,871,994
Food Products 2.0%
Archer-Daniels-Midland Co.	243,013	11,297,674
Hershey Co. (The)	100,856	14,456,699
Kellogg Co.	95,144	6,145,351
Mondelez International, Inc., Class A	480,795	27,621,673
Pilgrim’s Pride Corp.(a)	69,734	1,043,569
Total		60,564,966
Household Products 1.3%
Colgate-Palmolive Co.	310,405	23,947,746
Kimberly-Clark Corp.	107,204	15,829,743
Spectrum Brands Holdings, Inc.	29,565	1,689,935
Total		41,467,424
Total Consumer Staples		204,040,640
Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020	71

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.4%
Energy Equipment & Services 0.1%
TechnipFMC PLC	536,090	3,382,728
Oil, Gas & Consumable Fuels 1.3%
Apache Corp.	255,531	2,419,879
EOG Resources, Inc.	474,779	17,063,557
HollyFrontier Corp.	50,261	990,644
Marathon Oil Corp.	1,009,102	4,127,227
Occidental Petroleum Corp.	372,956	3,733,290
Pioneer Natural Resources Co.	117,554	10,108,469
Targa Resources Corp.	66,080	927,102
Total		39,370,168
Total Energy		42,752,896
Financials 11.6%
Banks 2.2%
Bank of America Corp.	1,056,700	25,455,903
M&T Bank Corp.	48,132	4,432,476
PNC Financial Services Group, Inc. (The)	201,084	22,101,142
SVB Financial Group(a)	12,867	3,096,058
Wells Fargo & Co.	523,200	12,300,432
Total		67,386,011
Capital Markets 3.9%
Bank of New York Mellon Corp. (The)	415,513	14,268,716
Charles Schwab Corp. (The)	556,306	20,154,966
Interactive Brokers Group, Inc., Class A	58,049	2,805,508
Intercontinental Exchange, Inc.	409,711	40,991,586
Morgan Stanley	418,262	20,222,968
Northern Trust Corp.	113,511	8,850,453
Raymond James Financial, Inc.	53,667	3,904,811
State Street Corp.	150,453	8,926,376
Total		120,125,384
Consumer Finance 0.8%
Capital One Financial Corp.	205,447	14,763,422
Synchrony Financial	443,614	11,609,378
Total		26,372,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.7%
Allstate Corp. (The)	174,472	16,424,794
American Financial Group, Inc.	22,311	1,494,391
Assurant, Inc.	65,416	7,935,615
Brighthouse Financial, Inc.(a)	170,190	4,579,813
Chubb Ltd.	138,601	16,094,348
Everest Re Group Ltd.	27,813	5,494,180
Marsh & McLennan Companies, Inc.	217,502	24,947,479
Mercury General Corp.	89,696	3,710,723
MetLife, Inc.	403,227	14,987,948
Reinsurance Group of America, Inc.	26,535	2,525,867
Travelers Companies, Inc. (The)	180,890	19,570,489
Unum Group	309,717	5,212,537
Willis Towers Watson PLC	101,899	21,278,549
Total		144,256,733
Total Financials		358,140,928
Health Care 15.7%
Biotechnology 3.1%
AbbVie, Inc.	406,491	35,604,547
Agios Pharmaceuticals, Inc.(a)	21,199	741,965
Biogen, Inc.(a)	2,452	695,583
BioMarin Pharmaceutical, Inc.(a)	24,477	1,862,210
bluebird bio, Inc.(a)	19,346	1,043,717
Gilead Sciences, Inc.	330,816	20,904,263
Incyte Corp.(a)	86,296	7,744,203
Sage Therapeutics, Inc.(a)	21,536	1,316,280
United Therapeutics Corp.(a)	78,137	7,891,837
Vertex Pharmaceuticals, Inc.(a)	56,318	15,325,254
Total		93,129,859
Health Care Equipment & Supplies 4.0%
ABIOMED, Inc.(a)	32,513	9,008,052
Align Technology, Inc.(a)	34,601	11,326,983
Becton Dickinson and Co.	96,318	22,411,272
Boston Scientific Corp.(a)	522,275	19,956,128
Danaher Corp.	121,679	26,201,139
Edwards Lifesciences Corp.(a)	98,763	7,883,263

72	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ICU Medical, Inc.(a)	21,886	3,999,885
Medtronic PLC	219,794	22,840,993
Total		123,627,715
Health Care Providers & Services 4.4%
AmerisourceBergen Corp.	127,397	12,347,317
Anthem, Inc.	95,658	25,692,782
Cardinal Health, Inc.	139,518	6,550,370
Cigna Corp.	115,046	19,489,943
HCA Healthcare, Inc.	88,600	11,046,648
Humana, Inc.	52,089	21,559,116
McKesson Corp.	122,695	18,272,966
Molina Healthcare, Inc.(a)	18,534	3,392,464
UnitedHealth Group, Inc.	55,733	17,375,878
Total		135,727,484
Health Care Technology 0.2%
Cerner Corp.	92,466	6,684,367
Pharmaceuticals 4.0%
Eli Lilly and Co.	370,106	54,783,090
Johnson & Johnson	292,174	43,498,865
Merck & Co., Inc.	158,828	13,174,783
Mylan NV(a)	815,170	12,088,971
Total		123,545,709
Total Health Care		482,715,134
Industrials 6.9%
Aerospace & Defense 0.3%
Howmet Aerospace, Inc.	175,480	2,934,025
Textron, Inc.	180,064	6,498,510
Total		9,432,535
Air Freight & Logistics 1.3%
CH Robinson Worldwide, Inc.	126,241	12,900,568
Expeditors International of Washington, Inc.	129,227	11,697,628
United Parcel Service, Inc., Class B	102,400	17,062,912
Total		41,661,108
Commercial Services & Supplies 0.7%
Waste Connections, Inc.	207,455	21,533,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.3%
General Electric Co.	2,542,189	15,837,838
Honeywell International, Inc.	151,600	24,954,876
Total		40,792,714
Machinery 2.3%
AGCO Corp.	110,701	8,221,763
Deere & Co.	83,406	18,485,272
PACCAR, Inc.	195,927	16,708,655
Parker-Hannifin Corp.	60,381	12,217,491
Stanley Black & Decker, Inc.	87,400	14,176,280
Total		69,809,461
Professional Services 0.1%
TriNet Group, Inc.(a)	27,203	1,613,682
Road & Rail 0.9%
Landstar System, Inc.	37,000	4,643,130
Union Pacific Corp.	115,966	22,830,226
Total		27,473,356
Total Industrials		212,316,685
Information Technology 26.7%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	30,572	6,326,264
CommScope Holding Co., Inc.(a)	483,684	4,353,156
F5 Networks, Inc.(a)	59,006	7,244,167
Juniper Networks, Inc.	313,434	6,738,831
Total		24,662,418
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	152,391	16,499,374
Arrow Electronics, Inc.(a)	100,253	7,885,901
Avnet, Inc.	78,196	2,020,585
Jabil, Inc.	87,252	2,989,253
TE Connectivity Ltd.	117,800	11,513,772
Total		40,908,885
IT Services 4.6%
Accenture PLC, Class A	71,755	16,215,912
Alliance Data Systems Corp.	29,925	1,256,251
DXC Technology Co.	190,200	3,395,070
Fidelity National Information Services, Inc.	145,459	21,413,019
Fiserv, Inc.(a)	291,999	30,090,497

Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020	73

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	22,021	7,446,842
VeriSign, Inc.(a)	179,961	36,865,011
Visa, Inc., Class A	122,406	24,477,528
Total		141,160,130
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	228,200	13,566,490
Cirrus Logic, Inc.(a)	52,244	3,523,858
Micron Technology, Inc.(a)	547,721	25,720,978
NVIDIA Corp.	25,500	13,801,110
QUALCOMM, Inc.	511,337	60,174,138
Texas Instruments, Inc.	103,661	14,801,754
Total		131,588,328
Software 9.0%
Autodesk, Inc.(a)	15,575	3,597,981
Citrix Systems, Inc.	110,963	15,280,715
Dropbox, Inc., Class A(a)	339,878	6,546,050
FireEye, Inc.(a)	249,824	3,084,077
Fortinet, Inc.(a)	87,415	10,298,361
Microsoft Corp.	981,433	206,424,803
New Relic, Inc.(a)	32,699	1,842,916
NortonLifeLock, Inc.	105,040	2,189,033
Nutanix, Inc., Class A(a)	27,700	614,386
Salesforce.com, Inc.(a)	93,577	23,517,772
Teradata Corp.(a)	206,561	4,688,935
Total		278,085,029
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	1,095,235	126,839,165
Dell Technologies, Inc.(a)	129,150	8,742,163
Hewlett Packard Enterprise Co.	1,239,676	11,615,764
HP, Inc.	982,942	18,666,069
NCR Corp.(a)	120,250	2,662,335
NetApp, Inc.	234,238	10,268,994
Pure Storage, Inc., Class A(a)	179,258	2,758,781
Seagate Technology PLC	146,467	7,216,429
Western Digital Corp.	339,799	12,419,653
Xerox Holdings Corp.	258,049	4,843,580
Total		206,032,933
Total Information Technology		822,437,723
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.0%
Chemicals 3.0%
Air Products & Chemicals, Inc.	53,250	15,861,045
Celanese Corp., Class A	57,683	6,198,038
Corteva, Inc.	553,304	15,940,688
Element Solutions, Inc.(a)	171,483	1,802,286
FMC Corp.	56,703	6,005,415
Linde PLC	89,429	21,295,728
LyondellBasell Industries NV, Class A	115,553	8,145,331
Mosaic Co. (The)	312,648	5,712,079
PPG Industries, Inc.	94,095	11,487,118
Total		92,447,728
Total Materials		92,447,728
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 1.8%
American Tower Corp.	94,870	22,932,925
Boston Properties, Inc.	25,302	2,031,751
Essex Property Trust, Inc.	19,601	3,935,685
Gaming and Leisure Properties, Inc.	191,801	7,083,209
Invitation Homes, Inc.	115,925	3,244,741
Mid-America Apartment Communities, Inc.	51,089	5,923,769
Public Storage	46,539	10,365,166
Total		55,517,246
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A(a)	185,815	8,727,731
Total Real Estate		64,244,977
Utilities 3.5%
Electric Utilities 2.5%
Entergy Corp.	201,826	19,885,916
NextEra Energy, Inc.	161,255	44,757,938
NRG Energy, Inc.	132,460	4,071,820
Pinnacle West Capital Corp.	99,411	7,411,090
Total		76,126,764

74	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.0%
Sempra Energy	177,779	21,041,923
WEC Energy Group, Inc.	119,888	11,617,147
Total		32,659,070
Total Utilities		108,785,834
Total Common Stocks (Cost $2,686,846,182)		3,015,625,212

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	67,538,384	67,531,630
Total Money Market Funds (Cost $67,537,548)		67,531,630
Total Investments in Securities (Cost: $2,754,383,730)		3,083,156,842
Other Assets & Liabilities, Net		(1,768,703)
Net Assets		3,081,388,139

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	46,266,272	1,223,409,962	(1,202,140,029)	(4,575)	67,531,630	16,785	429,031	67,538,384
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020	75

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 0.4%
Liberty Latin America Ltd., Class C(a)	18,856	153,488
ORBCOMM, Inc.(a)	75,431	256,466
Vonage Holdings Corp.(a)	205,523	2,102,500
Total		2,512,454
Entertainment 0.1%
Madison Square Garden Sports Corp., Class A(a)	1,832	275,679
Interactive Media & Services 0.4%
TrueCar, Inc.(a)	160,177	800,885
Yelp, Inc.(a)	85,894	1,725,610
Total		2,526,495
Media 0.5%
comScore, Inc.(a)	110,752	225,934
Entercom Communications Corp., Class A	199,679	321,483
Marchex, Inc.(a)	13,395	28,398
Scholastic Corp.	28,168	591,246
TEGNA, Inc.	121,357	1,425,945
Tribune Publishing Co.	21,738	253,465
Total		2,846,471
Total Communication Services		8,161,099
Consumer Discretionary 10.1%
Auto Components 2.1%
Adient PLC(a)	67,876	1,176,291
American Axle & Manufacturing Holdings, Inc.(a)	251,668	1,452,124
Cooper Tire & Rubber Co.	79,605	2,523,478
Cooper-Standard Holding, Inc.(a)	52,113	688,413
Dana, Inc.	216,449	2,666,652
Goodyear Tire & Rubber Co. (The)	284,752	2,184,048
Modine Manufacturing Co.(a)	106,386	664,913
Tenneco, Inc.(a)	150,928	1,047,440
Total		12,403,359
Distributors 0.3%
Core-Mark Holding Co., Inc.	52,798	1,527,446
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.6%
Adtalem Global Education, Inc.(a)	26,521	650,825
American Public Education, Inc.(a)	33,602	947,241
H&R Block, Inc.	20,832	339,353
Houghton Mifflin Harcourt Co.(a)	12,571	21,748
K12, Inc.(a)	41,800	1,101,012
Universal Technical Institute, Inc.(a)	42,938	218,125
Total		3,278,304
Hotels, Restaurants & Leisure 1.6%
Del Taco Restaurants, Inc.(a)	60,266	494,181
Everi Holdings, Inc.(a)	77,686	640,910
International Game Technology PLC	158,418	1,763,192
Jack in the Box, Inc.	33,887	2,687,578
Marriott Vacations Worldwide Corp.	15,535	1,410,733
Papa John’s International, Inc.	11,669	960,125
PlayAGS, Inc.(a)	81,142	287,243
Scientific Games Corp., Class A(a)	24,422	852,572
Total		9,096,534
Household Durables 1.3%
Beazer Homes USA, Inc.(a)	38,905	513,546
GoPro, Inc., Class A(a)	260,909	1,181,918
La-Z-Boy, Inc.	76,221	2,410,870
M/I Homes, Inc.(a)	67,933	3,128,315
Zagg, Inc.(a)	58,020	162,456
Total		7,397,105
Internet & Direct Marketing Retail 0.2%
Quotient Technology, Inc.(a)	178,734	1,319,057
Leisure Products 1.1%
Brunswick Corp.	41,983	2,473,219
Smith & Wesson Brands, Inc.	29,812	462,682
Sturm Ruger & Co., Inc.	26,378	1,613,279
Vista Outdoor, Inc.(a)	103,597	2,090,587
Total		6,639,767
76	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.3%
Aaron’s, Inc.	50,019	2,833,576
Group 1 Automotive, Inc.	32,537	2,875,946
Hibbett Sports, Inc.(a)	41,123	1,612,844
Rent-A-Center, Inc.	8,543	255,350
Total		7,577,716
Textiles, Apparel & Luxury Goods 1.6%
Fossil Group, Inc.(a)	68,423	392,748
Gildan Activewear, Inc.	68,038	1,338,307
Rocky Brands, Inc.	7,187	178,453
Tapestry, Inc.	145,139	2,268,523
Under Armour, Inc., Class A(a)	206,608	2,320,208
Unifi, Inc.(a)	30,049	385,829
Vera Bradley, Inc.(a)	47,198	288,380
Wolverine World Wide, Inc.	83,263	2,151,516
Total		9,323,964
Total Consumer Discretionary		58,563,252
Consumer Staples 3.7%
Food & Staples Retailing 0.4%
Andersons, Inc. (The)	39,985	766,512
SpartanNash Co.	86,902	1,420,848
Total		2,187,360
Food Products 3.2%
Farmer Brothers Co.(a)	19,728	87,198
Hain Celestial Group, Inc. (The)(a)	284,475	9,757,493
Hostess Brands, Inc.(a)	205,401	2,532,594
Pilgrim’s Pride Corp.(a)	84,170	1,259,604
Post Holdings, Inc.(a)	1,804	155,144
TreeHouse Foods, Inc.(a)	116,308	4,713,963
Total		18,505,996
Household Products 0.0%
Central Garden & Pet Co., Class A(a)	4,800	173,472
Personal Products 0.0%
Revlon, Inc., Class A(a)	17,220	108,830
Tobacco 0.1%
Vector Group Ltd.	72,074	698,397
Total Consumer Staples		21,674,055
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.0%
Energy Equipment & Services 0.6%
Exterran Corp.(a)	40,711	169,358
Helmerich & Payne, Inc.	62,681	918,277
Matrix Service Co.(a)	42,634	355,994
Nabors Industries Ltd.	5,664	138,428
Newpark Resources, Inc.(a)	144,301	151,516
NexTier Oilfield Solutions, Inc.(a)	214,188	396,248
Patterson-UTI Energy, Inc.	303,125	863,906
ProPetro Holding Corp.(a)	139,282	565,485
Total		3,559,212
Oil, Gas & Consumable Fuels 3.4%
Arch Resources, Inc.	33,848	1,437,863
Bonanza Creek Energy, Inc.(a)	54,391	1,022,551
Brigham Minerals, Inc., Class A	150,544	1,342,852
CONSOL Energy, Inc.(a)	18,090	80,139
Dorian LPG Ltd.(a)	134,600	1,078,146
Green Plains, Inc.(a)	99,392	1,538,588
International Seaways, Inc.	72,478	1,058,904
Kosmos Energy Ltd.	567,236	553,395
Magnolia Oil & Gas Corp., Class A(a)	320,174	1,655,300
Par Pacific Holdings, Inc.(a)	81,803	553,806
Parsley Energy, Inc., Class A	261,651	2,449,053
PDC Energy, Inc.(a)	124,024	1,537,278
REX American Resources Corp.(a)	8,353	548,040
SFL Corp Ltd.	42,552	318,714
Talos Energy, Inc.(a)	16,233	104,703
World Fuel Services Corp.	136,015	2,882,158
WPX Energy, Inc.(a)	361,103	1,769,405
Total		19,930,895
Total Energy		23,490,107
Financials 21.4%
Banks 12.6%
1st Source Corp.	1,420	43,793
Altabancorp	5,117	102,954
Amalgamated Bank, Class A	16,102	170,359
American National Bankshares, Inc.	1,715	35,878
Atlantic Capital Bancshares, Inc.(a)	16,928	192,133

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	77

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
BancFirst Corp.	16,444	671,573
Bancorp, Inc. (The)(a)	90,731	783,916
Bank of Commerce Holdings	5,036	35,101
Bank of Marin Bancorp	5,632	163,103
Bank of Princeton (The)	1,636	29,726
BankFinancial Corp.	2,355	17,003
BankUnited, Inc.	41,673	913,055
Bankwell Financial Group, Inc.	1,471	20,815
Banner Corp.	106,982	3,451,239
Baycom Corp.(a)	3,846	39,614
BCB Bancorp, Inc.	1,980	15,840
Boston Private Financial Holdings, Inc.	25,559	141,086
Bryn Mawr Bank Corp.	8,010	199,209
Cadence BanCorp	209,140	1,796,513
Cambridge Bancorp	991	52,682
Camden National Corp.	524	15,838
Capital City Bank Group, Inc.	8,516	160,016
Capstar Financial Holdings, Inc.	10,576	103,751
Carter Bank & Trust	11,057	73,529
Cathay General Bancorp	101,244	2,194,970
CBTX, Inc.	14,314	233,891
Central Pacific Financial Corp.	43,413	589,114
Central Valley Community Bancorp	7,299	90,143
Chemung Financial Corp.	1,513	43,680
CNB Financial Corp.	6,772	100,700
Coastal Financial Corp.(a)	1,797	22,013
Community Bank System, Inc.	41,001	2,232,914
Community Trust Bancorp, Inc.	14,148	399,822
Eagle Bancorp, Inc.	47,675	1,277,213
Enterprise Financial Services Corp.	90,257	2,461,308
Esquire Financial Holdings, Inc.(a)	4,988	74,820
Evans Bancorp, Inc.	2,482	55,224
FB Financial Corp.	29,212	733,805
Financial Institutions, Inc.	11,437	176,130
First BanCorp	187,089	976,605
First BanCorp	17,815	372,868
First Busey Corp.	219,953	3,495,053
First Commonwealth Financial Corp.	69,439	537,458
First Financial Corp.	8,471	265,989
Common Stocks (continued)
Issuer	Shares	Value ($)
First Internet Bancorp	2,790	41,097
First Interstate Bancsystem, Inc.	65,848	2,097,259
First Merchants Corp.	14,908	345,269
Glacier Bancorp, Inc.	56,569	1,813,036
Great Southern Bancorp, Inc.	7,337	265,746
Guaranty Bancshares, Inc.	4,347	108,197
Hanmi Financial Corp.	72,183	592,622
HBT Financial, Inc.	10,921	122,534
Heartland Financial U.S.A., Inc.	82,828	2,484,426
Heritage Commerce Corp.	53,323	354,865
Heritage Financial Corp.	18,886	347,314
Hilltop Holdings, Inc.	54,308	1,117,659
HomeTrust Bancshares, Inc.	11,904	161,656
Independent Bank Corp.	14,245	179,060
Investors Bancorp, Inc.	557,362	4,046,448
Lakeland Bancorp, Inc.	21,633	215,248
Lakeland Financial Corp.	67,209	2,769,011
Live Oak Bancshares, Inc.	40,559	1,027,359
Macatawa Bank Corp.	5,661	36,966
Metropolitan Bank Holding Corp.(a)	4,259	119,252
Midland States Bancorp, Inc.	8,615	110,703
MidWestOne Financial Group, Inc.	3,337	59,632
National Bank Holdings Corp., Class A	121,409	3,186,986
National Bankshares, Inc.	300	7,599
Nicolet Bankshares, Inc.(a)	8,209	448,293
Northrim BanCorp, Inc.	5,339	136,091
OFG Bancorp	70,882	883,190
Old Second Bancorp, Inc.	3,850	28,856
Origin Bancorp, Inc.	3,995	85,333
Peapack-Gladstone Financial Corp.	10,990	166,498
Peoples Bancorp, Inc.	5,777	110,283
Pinnacle Financial Partners, Inc.	67,712	2,409,870
Preferred Bank	79,956	2,568,187
Professional Holding Corp., Class A(a)	4,245	56,925
QCR Holdings, Inc.	12,125	332,346
RBB Bancorp	16,040	181,894
Red River Bancshares, Inc.	800	34,400
Renasant Corp.	177,382	4,030,119
Seacoast Banking Corp. of Florida(a)	146,788	2,646,588

78	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Select Bancorp, Inc.(a)	3,752	26,977
Shore Bancshares, Inc.	7,582	83,250
Sierra Bancorp	3,689	61,938
SmartFinancial, Inc.	7,570	102,876
South Plains Financial, Inc.	3,676	45,619
Southern First Bancshares, Inc.(a)	4,535	109,520
Spirit of Texas Bancshares, Inc.(a)	8,477	94,603
UMB Financial Corp.	22,263	1,091,110
Umpqua Holdings Corp.	264,435	2,808,300
United Community Banks, Inc.	133,475	2,259,732
Univest Corporation of Pennsylvania	9,049	130,034
WesBanco, Inc.	75,626	1,615,371
Western Alliance Bancorp	56,280	1,779,574
Wintrust Financial Corp.	41,692	1,669,765
Total		73,169,932
Capital Markets 1.6%
Blucora, Inc.(a)	39,233	369,575
Cowen, Inc.	40,926	665,866
Donnelley Financial Solutions, Inc.(a)	52,245	697,993
Evercore, Inc., Class A	40,380	2,643,275
Piper Sandler Companies	38,032	2,776,336
Waddell & Reed Financial, Inc., Class A	130,793	1,942,276
Total		9,095,321
Consumer Finance 1.3%
Elevate Credit, Inc.(a)	17,085	43,908
Enova International, Inc.(a)	45,039	738,189
Ezcorp, Inc., Class A(a)	71,515	359,720
Green Dot Corp., Class A(a)	45,498	2,302,654
LendingClub Corp.(a)	128,691	606,135
OneMain Holdings, Inc.	66,597	2,081,156
SLM Corp.	131,205	1,061,449
Total		7,193,211
Diversified Financial Services 0.1%
Marlin Business Services Corp.	11,590	81,710
Voya Financial, Inc.	10,625	509,256
Total		590,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.8%
American Equity Investment Life Holding Co.	43,036	946,362
AMERISAFE, Inc.	23,288	1,335,800
Argo Group International Holdings Ltd.	83,599	2,878,313
Assurant, Inc.	13,039	1,581,761
Brighthouse Financial, Inc.(a)	53,846	1,448,996
BRP Group, Inc., Class A(a)	81,803	2,037,713
CNO Financial Group, Inc.	121,242	1,944,722
Donegal Group, Inc., Class A	9,928	139,687
Employers Holdings, Inc.	55,099	1,666,745
Enstar Group Ltd.(a)	534	86,241
FedNat Holding Co.	5,738	36,264
Hallmark Financial Services, Inc.(a)	17,106	44,818
HCI Group, Inc.	10,880	536,275
Heritage Insurance Holdings, Inc.	19,074	193,029
Horace Mann Educators Corp.	46,769	1,562,085
James River Group Holdings Ltd.	19,614	873,411
ProSight Global, Inc.(a)	5,486	62,211
Protective Insurance Corp., Class B	4,755	62,433
Reinsurance Group of America, Inc.	12,526	1,192,350
Selective Insurance Group, Inc.	12,843	661,286
Stewart Information Services Corp.	38,721	1,693,269
Third Point Reinsurance Ltd.(a)	38,934	270,591
United Fire Group, Inc.	13,074	265,664
United Insurance Holdings Corp.	16,845	102,081
Universal Insurance Holdings, Inc.	33,653	465,757
Total		22,087,864
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Ladder Capital Corp., Class A	245,658	1,749,085
Thrifts & Mortgage Finance 1.7%
Bridgewater Bancshares, Inc.(a)	10,929	103,716
Flagstar Bancorp, Inc.	91,933	2,723,975
Home Bancorp, Inc.	3,364	81,241
HomeStreet, Inc.	35,611	917,339
Merchants Bancorp	9,266	182,633
Meridian Bancorp, Inc.	17,454	180,649
OP Bancorp	6,451	36,900
PCSB Financial Corp.	10,479	126,482

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	79

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Radian Group, Inc.	173,179	2,530,145
Riverview Bancorp, Inc.	4,320	17,928
Southern Missouri Bancorp, Inc.	681	16,058
TrustCo Bank Corp.	115,986	605,447
Washington Federal, Inc.	55,919	1,166,470
WSFS Financial Corp.	52,051	1,403,815
Total		10,092,798
Total Financials		123,979,177
Health Care 9.3%
Biotechnology 1.7%
Acorda Therapeutics, Inc.(a)	50,723	26,122
Aduro Biotech, Inc.(a)	22,751	55,285
Alkermes PLC(a)	54,902	909,726
AnaptysBio, Inc.(a)	5,428	80,063
Aptinyx, Inc.(a)	11,671	39,448
BeyondSpring, Inc.(a)	8,665	115,331
Catalyst Biosciences, Inc.(a)	11,337	48,749
Chimerix, Inc.(a)	109,911	273,678
Concert Pharmaceuticals, Inc.(a)	32,118	315,399
Cyclerion Therapeutics, Inc.(a)	7,200	43,776
Enanta Pharmaceuticals, Inc.(a)	14,509	664,222
Five Prime Therapeutics, Inc.(a)	53,143	249,772
G1 Therapeutics, Inc.(a)	10,532	121,645
GlycoMimetics, Inc.(a)	22,416	68,817
Gossamer Bio, Inc.(a)	46,465	576,631
Jounce Therapeutics, Inc.(a)	8,019	65,435
Myriad Genetics, Inc.(a)	106,972	1,394,915
Prothena Corp., PLC(a)	48,502	484,535
Rubius Therapeutics, Inc.(a)	46,435	232,639
Spectrum Pharmaceuticals, Inc.(a)	81,033	330,615
Sutro Biopharma, Inc.(a)	6,142	61,727
United Therapeutics Corp.(a)	31,261	3,157,361
Vanda Pharmaceuticals, Inc.(a)	76,985	743,675
Total		10,059,566
Health Care Equipment & Supplies 3.1%
Angiodynamics, Inc.(a)	89,520	1,079,611
Chembio Diagnostics, Inc.(a)	95,967	466,400
Haemonetics Corp.(a)	15,326	1,337,194
ICU Medical, Inc.(a)	16,898	3,088,278
Common Stocks (continued)
Issuer	Shares	Value ($)
Invacare Corp.	14,918	112,183
LivaNova PLC(a)	27,751	1,254,623
Natus Medical, Inc.(a)	73,678	1,262,104
Orthofix Medical, Inc.(a)	279,245	8,695,689
Varex Imaging Corp.(a)	54,390	691,841
Total		17,987,923
Health Care Providers & Services 3.1%
AMN Healthcare Services, Inc.(a)	46,268	2,704,827
Cross Country Healthcare, Inc.(a)	48,851	317,043
Hanger, Inc.(a)	8,815	139,454
Magellan Health, Inc.(a)	117,793	8,926,354
Mednax, Inc.(a)	294,254	4,790,455
Molina Healthcare, Inc.(a)	2,678	490,181
Owens & Minor, Inc.	25,146	631,416
Total		17,999,730
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.(a)	269,423	2,193,103
Computer Programs & Systems, Inc.	15,985	441,346
Total		2,634,449
Life Sciences Tools & Services 0.0%
Harvard Bioscience, Inc.(a)	23,000	69,230
Pharmaceuticals 0.9%
AMAG Pharmaceuticals, Inc.(a)	73,858	694,265
Assertio Holdings, Inc.(a)	4,283	2,851
Cymabay Therapeutics, Inc.(a)	16,316	118,128
Endo International PLC(a)	152,987	504,857
Lannett Co., Inc.(a)	44,356	271,015
Prestige Consumer Healthcare, Inc.(a)	50,023	1,821,838
Strongbridge Biopharma PLC(a)	56,499	118,648
Supernus Pharmaceuticals, Inc.(a)	61,358	1,278,701
Theravance Biopharma, Inc.(a)	14,692	217,221
VYNE Therapeutics, Inc.(a)	7,159	11,884
Total		5,039,408
Total Health Care		53,790,306

80	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.2%
Aerospace & Defense 0.9%
AAR Corp.	50,304	945,715
Astronics Corp.(a)	68,266	527,014
Parsons Corp.(a)	55,182	1,850,804
Triumph Group, Inc.	127,842	832,252
Vectrus, Inc.(a)	22,332	848,616
Total		5,004,401
Air Freight & Logistics 0.8%
Air Transport Services Group, Inc.(a)	134,466	3,369,718
Echo Global Logistics, Inc.(a)	42,125	1,085,561
Total		4,455,279
Airlines 0.2%
American Airlines Group, Inc.	8,011	98,455
Skywest, Inc.	36,704	1,095,982
Total		1,194,437
Building Products 1.5%
Apogee Enterprises, Inc.	49,890	1,066,149
Gibraltar Industries, Inc.(a)	50,898	3,315,496
Quanex Building Products Corp.	198,153	3,653,941
Resideo Technologies, Inc.(a)	60,292	663,212
Total		8,698,798
Commercial Services & Supplies 1.1%
Brink’s Co. (The)	31,474	1,293,267
Interface, Inc.	82,054	502,170
Kimball International, Inc., Class B	31,713	334,255
Pitney Bowes, Inc.	291,605	1,548,423
SP Plus Corp.(a)	125,712	2,256,530
Steelcase, Inc., Class A	30,401	307,354
Team, Inc.(a)	47,056	258,808
Total		6,500,807
Construction & Engineering 2.3%
AECOM(a)	16,594	694,293
Aegion Corp.(a)	143,797	2,031,852
Arcosa, Inc.	41,710	1,838,994
EMCOR Group, Inc.	60,871	4,121,575
Orion Group Holdings, Inc.(a)	8,730	24,007
Primoris Services Corp.	42,542	767,458
Common Stocks (continued)
Issuer	Shares	Value ($)
Sterling Construction Co., Inc.(a)	197,099	2,790,922
Tutor Perini Corp.(a)	111,753	1,243,811
Total		13,512,912
Electrical Equipment 2.8%
AZZ, Inc.	63,702	2,173,512
EnerSys	40,572	2,723,193
LSI Industries, Inc.	19,426	131,126
Powell Industries, Inc.	14,972	361,274
Regal Beloit Corp.	116,244	10,911,824
Total		16,300,929
Machinery 4.7%
AGCO Corp.	14,616	1,085,530
Astec Industries, Inc.	74,844	4,060,287
CIRCOR International, Inc.(a)	164,415	4,496,750
Columbus McKinnon Corp.	69,313	2,294,260
Commercial Vehicle Group, Inc.(a)	61,454	401,295
Graham Corp.	3,406	43,495
Kennametal, Inc.	103,626	2,998,937
LB Foster Co., Class A(a)	5,395	72,401
Lydall, Inc.(a)	29,991	496,051
Manitowoc Co., Inc. (The)(a)	229,902	1,933,476
Park-Ohio Holdings Corp.	10,542	169,410
REV Group, Inc.	215,163	1,697,636
SPX Corp.(a)	135,477	6,283,423
Terex Corp.	73,627	1,425,419
Titan International, Inc.	14,760	42,656
Wabash National Corp.	659	7,882
Total		27,508,908
Professional Services 1.6%
CBIZ, Inc.(a)	120,293	2,751,101
GP Strategies Corp.(a)	1,296	12,493
Heidrick & Struggles International, Inc.	20,951	411,687
Huron Consulting Group, Inc.(a)	30,587	1,202,987
Kelly Services, Inc., Class A	12,763	217,481
Korn/Ferry International	86,688	2,513,952
ManpowerGroup, Inc.	8,211	602,113

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	81

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Resources Connection, Inc.	12,531	144,733
TrueBlue, Inc.(a)	79,783	1,235,839
Total		9,092,386
Road & Rail 0.5%
ArcBest Corp.	38,714	1,202,457
TFI International, Inc.	48,527	2,029,884
Total		3,232,341
Trading Companies & Distributors 0.8%
CAI International, Inc.	1,686	46,415
DXP Enterprises, Inc.(a)	23,309	375,974
Foundation Building Materials, Inc.(a)	15,772	247,936
Herc Holdings Inc(a)	27,595	1,093,038
MRC Global, Inc.(a)	167,904	718,629
NOW, Inc.(a)	151,240	686,630
Veritiv Corp.(a)	30,159	381,813
WESCO International, Inc.(a)	25,500	1,122,510
Total		4,672,945
Total Industrials		100,174,143
Information Technology 12.2%
Communications Equipment 2.2%
ADTRAN, Inc.	61,232	627,934
Aviat Networks, Inc.(a)	5,210	114,412
CommScope Holding Co., Inc.(a)	54,818	493,362
Comtech Telecommunications Corp.	39,664	555,296
DZS, Inc.(a)	15,016	140,700
EMCORE Corp.(a)	12,184	39,598
Infinera Corp.(a)	171,337	1,055,436
NETGEAR, Inc.(a)	105,046	3,237,518
Netscout Systems, Inc.(a)	47,863	1,044,849
PCTEL, Inc.(a)	12,732	72,063
Plantronics, Inc.	47,628	563,916
Radware Ltd.(a)	116,054	2,813,149
Ribbon Communications, Inc.(a)	85,568	331,148
Sierra Wireless, Inc.(a)	131,739	1,470,207
Total		12,559,588
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.2%
Arlo Technologies, Inc.(a)	104,331	548,781
Avnet, Inc.	138,762	3,585,610
Bel Fuse, Inc., Class B	10,054	107,377
Belden, Inc.	38,804	1,207,580
Benchmark Electronics, Inc.	47,911	965,407
Daktronics, Inc.	43,537	172,407
FARO Technologies, Inc.(a)	123,131	7,508,528
FLIR Systems, Inc.	39,630	1,420,735
Scansource, Inc.(a)	20,525	407,011
SYNNEX Corp.	7,215	1,010,533
TTM Technologies, Inc.(a)	157,079	1,792,271
Total		18,726,240
IT Services 0.8%
Conduent, Inc.(a)	656,317	2,087,088
CSG Systems International, Inc.	41,192	1,686,813
KBR, Inc.	29,992	670,621
Total		4,444,522
Semiconductors & Semiconductor Equipment 1.6%
Alpha & Omega Semiconductor Ltd.(a)	32,513	416,817
Ambarella, Inc.(a)	10,895	568,501
Cirrus Logic, Inc.(a)	30,437	2,052,975
Diodes, Inc.(a)	23,575	1,330,809
NeoPhotonics Corp.(a)	87,264	531,438
Pixelworks, Inc.(a)	49,302	101,069
Synaptics, Inc.(a)	47,692	3,835,390
Veeco Instruments, Inc.(a)	55,898	652,330
Total		9,489,329
Software 2.2%
Alarm.com Holdings, Inc.(a)	13,260	732,615
CommVault Systems, Inc.(a)	33,604	1,371,043
j2 Global, Inc.(a)	36,932	2,556,433
Progress Software Corp.	205,579	7,540,638
SeaChange International, Inc.(a)	61,874	53,855
Synchronoss Technologies, Inc.(a)	85,931	258,652
Telenav, Inc.(a)	28,365	102,114
Total		12,615,350

82	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.2%
Diebold, Inc.(a)	24,909	190,305
NCR Corp.(a)	550,486	12,187,760
Quantum Corp.(a)	29,304	134,798
Super Micro Computer, Inc.(a)	10,699	282,454
Total		12,795,317
Total Information Technology		70,630,346
Materials 6.2%
Chemicals 1.8%
AdvanSix, Inc.(a)	51,022	657,163
Ashland Global Holdings, Inc.	12,229	867,281
Element Solutions, Inc.(a)	24,863	261,310
Ferro Corp.(a)	150,295	1,863,658
Intrepid Potash, Inc.(a)	8,189	69,115
Kraton Performance Polymers, Inc.(a)	47,142	840,071
Minerals Technologies, Inc.	54,106	2,764,817
Rayonier Advanced Materials, Inc.(a)	46,395	148,464
Stepan Co.	6,642	723,978
Trinseo SA	53,935	1,382,893
Tronox Holdings PLC, Class A	148,167	1,166,074
Total		10,744,824
Construction Materials 0.5%
Summit Materials, Inc., Class A(a)	159,071	2,631,034
Containers & Packaging 0.6%
O-I Glass, Inc.	18,636	197,355
Silgan Holdings, Inc.	86,466	3,179,355
Total		3,376,710
Metals & Mining 2.3%
Coeur Mining, Inc.(a)	64,722	477,648
Commercial Metals Co.	77,469	1,547,831
Compass Minerals International, Inc.	115,609	6,861,394
Olympic Steel, Inc.	15,184	172,490
Ryerson Holding Corp.(a)	31,008	177,676
Schnitzer Steel Industries, Inc., Class A	128,429	2,469,690
SunCoke Energy, Inc.	357,692	1,223,307
TimkenSteel Corp.(a)	71,081	252,337
Total		13,182,373
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.0%
Boise Cascade Co.	54,217	2,164,343
PH Glatfelter Co.	265,264	3,652,685
Verso Corp., Class A	8,717	68,777
Total		5,885,805
Total Materials		35,820,746
Real Estate 6.8%
Equity Real Estate Investment Trusts (REITS) 6.7%
Armada Hoffler Properties, Inc.	19,292	178,644
Brandywine Realty Trust	175,608	1,815,787
CoreCivic, Inc.	20,079	160,632
CorePoint Lodging, Inc.	68,220	371,799
Cousins Properties, Inc.	32,010	915,166
Empire State Realty Trust, Inc., Class A	158,839	972,095
Equity Commonwealth	365,570	9,735,129
Franklin Street Properties Corp.	75,598	276,689
Front Yard Residential Corp.	103,708	906,408
Gaming and Leisure Properties, Inc.	42,496	1,569,377
Investors Real Estate Trust	18,114	1,180,489
Lexington Realty Trust	272,146	2,843,926
National Health Investors, Inc.	6,406	386,090
New Senior Investment Group, Inc.	94,425	377,700
Physicians Realty Trust	127,467	2,282,934
Piedmont Office Realty Trust, Inc.	60,679	823,414
Preferred Apartment Communities, Inc., Class A	147,593	797,002
Retail Opportunity Investments Corp.	318,557	3,317,771
Retail Value, Inc.	21,234	266,911
RLJ Lodging Trust	136,257	1,179,985
SITE Centers Corp.	50,100	360,720
Spirit Realty Capital, Inc.	50,401	1,701,034
STAG Industrial, Inc.	90,730	2,766,358
Summit Hotel Properties, Inc.	342,981	1,776,641
Sunstone Hotel Investors, Inc.	59,116	469,381
Washington Real Estate Investment Trust	80,882	1,628,155
Total		39,060,237

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	83

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(a)	3,900	49,413
CTO Realty Growth, Inc.	3,866	170,490
Total		219,903
Total Real Estate		39,280,140
Utilities 3.3%
Electric Utilities 1.2%
Allete, Inc.	40,682	2,104,887
PNM Resources, Inc.	72,914	3,013,536
Portland General Electric Co.	47,531	1,687,350
Total		6,805,773
Gas Utilities 1.2%
New Jersey Resources Corp.	72,792	1,966,840
ONE Gas, Inc.	25,010	1,725,940
Southwest Gas Holdings, Inc.	17,158	1,082,670
Spire, Inc.	36,450	1,939,140
Total		6,714,590
Multi-Utilities 0.4%
Avista Corp.	4,015	136,992
Black Hills Corp.	45,209	2,418,229
Total		2,555,221
Water Utilities 0.5%
California Water Service Group	71,056	3,087,383
Total Utilities		19,162,967
Total Common Stocks (Cost $607,596,628)		554,726,338

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Small Cap 0.2%
iShares Russell 2000 Value ETF	13,239	1,315,030
Total Exchange-Traded Equity Funds (Cost $1,410,697)		1,315,030

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(d),(e)	25,111,380	25,108,869
Total Money Market Funds (Cost $25,111,070)		25,108,869
Total Investments in Securities (Cost: $634,118,395)		581,150,237
Other Assets & Liabilities, Net		(1,060,773)
Net Assets		580,089,464

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
84	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	30,294,374	152,182,416	(157,365,896)	(2,025)	25,108,869	9,575	138,233	25,111,380
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	85